EAGLE POINT
CREDIT COMPANY

September 30, 2026 Consolidated Financial Statements

NYSE: ECC

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Important Information
This report is transmitted to the shareholders of Eagle Point Credit Company (“we”, “us”, “our” or the “Company”). This report and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with the Company or any of its affiliates. This report is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities, and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective.
The information and its contents are the property of Eagle Point Credit Management LLC (the “Adviser”) and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only.
Investors should read the Company’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company, as described in the prospectus. There is no guarantee that any of the goals, targets or objectives described in this report will be achieved.
An investment in the Company is not appropriate for all investors. The investment program of the Company is speculative, entails substantial risk and includes investment techniques not employed by traditional mutual funds. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value (“NAV”), which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of September 30, 2026. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein.
Neither the Adviser nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. The Company does not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed.
About Eagle Point Credit Company
The Company is a non-diversified, closed-end management investment company. The Company’s primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. The Company seeks to achieve its investment objectives by investing primarily in equity and junior debt tranches of CLOs. The Company may also invest in other securities consistent with its investment objectives, including portfolio debt securities, infrastructure credit, regulatory capital relief transactions, asset-backed securities and other credit instruments. The Company is externally managed and advised by Eagle Point Credit Management LLC.
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September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
In addition to the Company’s regulatory requirement to file certain portfolio information with the SEC (as described further in the enclosed report), the Company makes certain additional financial information available to investors via its website (www.eaglepointcreditcompany.com), press releases and other public disclosures.
Forward-Looking Statements
This report may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995. Statements other than statements of historical facts included in this report may constitute forward-looking statements and are not guarantees of future performance or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described in the prospectus and the Company’s other filings with the SEC. The Company undertakes no duty to update any forward-looking statement made herein. All forward-looking statements speak only as of the date of this report.
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September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company

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September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statement of Assets and Liabilities
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
ASSETS
Investments, at fair value (cost $1,323,516,719)(1)	$986,654,118
Unrealized appreciation on forward currency contracts	1,383,873
Cash and cash equivalents (restricted cash of $7,090,000)	44,062,502
Cash denominated in foreign currency (cost $818,687)	927,163
Interest receivable	54,014,011
Receivable for securities sold	8,103,278
Dividend receivable	81,301
Prepaid expenses	221,659
Total Assets	$1,095,447,905
LIABILITIES
Unsecured notes issued and outstanding, at fair value (aggregate principal amount of $208,250,000) (Note 8)	203,995,950
Mandatorily redeemable preferred shares, at fair value (1,788,117 shares issued and outstanding) (Note 7)	44,667,163
Investments sold under participation agreements, at fair value (Note 2)	15,590,220
Unrealized depreciation on forward currency contracts	261,495
Unfunded investment commitments, at fair value	16,800
Payable for securities purchased	17,297,061
Incentive fee payable	15,174,161
Management fee payable	3,711,606
Deferred tax liability	1,968,053
Professional fees payable	602,131
Interest payable	544,231
Administration fees payable	524,708
Trustees’ fees payable	99,375
Other expenses payable	145,138
Total Liabilities	304,598,092
TEMPORARY EQUITY (Note 2)
Perpetual Preferred Shares (10,296,101 shares issued and outstanding) (Note 7)	234,863,654
COMMITMENTS AND CONTINGENCIES (Note 10)
NET ASSETS applicable to common shares, unlimited shares authorized, 133,385,197 shares issued and outstanding	$555,986,159
NET ASSETS consist of:
Paid-in capital	$1,280,629,908
Aggregate distributable earnings (losses)	(713,528,241)
Accumulated other comprehensive income (loss)	(11,115,508)
Total Net Assets	$555,986,159
Net asset value per share of common shares	$4.17

(1)
Includes $99,908,062 of affiliated investments at fair value (cost $101,740,004). See Note 5 “Related Party Transactions” for further discussion.

See accompanying notes to the consolidated financial statements
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September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)
Investments, at Fair Value – 177.46% of Net Assets(5)
Collateralized Loan Obligation Debt – 0.07% of Net Assets(4)(6)
Structured Finance
United States
Ares LXI CLO Ltd.	Secured Note – Class F-R, 11.73% (3M SOFR + 8.00%, due 4/20/2037)	3/27/2024	$247,225	$156,142	$238,779
Dryden 53 CLO, Ltd.	Secured Note – Class F, 11.51% (3M SOFR + 7.76%, due 1/15/2031)	11/28/2017	1,664,500	1,495,253	137,990
HarbourView CLO VII-R, Ltd.	Secured Note – Class F, 0.00% (3M SOFR + 8.53%, due 7/18/2031)(18)	5/17/2018	529,799	508,061	22,042
Octagon Investment Partners 27, Ltd.	Secured Note – Class F-R, 0.00% (3M SOFR + 8.11%, due 7/15/2030)(18)	7/5/2018	900,000	864,954	125
Total Collateralized Loan Obligation Debt				3,024,410	398,936
Collateralized Loan Obligation Equity – 102.89% of Net Assets(3)(4)(8)(9)
Structured Finance
United States
1988 CLO 1 Ltd.	Income Note (effective yield 15.13%, maturity 10/15/2039)(10)	9/23/2022	7,599,000	4,578,843	3,600,703
1988 CLO 2 Ltd.	Income Note (effective yield 19.01%, maturity 4/15/2038)(10)	2/8/2023	5,532,000	3,099,466	2,633,667
1988 CLO 3 Ltd.	Income Note (effective yield 14.66%, maturity 10/15/2040)(10)	9/12/2023	8,735,000	5,349,844	4,144,630
1988 CLO 4 Ltd.	Income Note (effective yield 14.14%, maturity 4/15/2039)(10)	4/9/2024	8,078,000	5,751,003	4,881,770
1988 CLO 5 Ltd.	Income Note (effective yield 13.19%, maturity 7/15/2039)(10)	6/3/2024	9,924,000	5,695,952	4,577,965
1988 CLO 6 Ltd.	Income Note (effective yield 16.24%, maturity 4/15/2038)(10)	2/20/2025	4,557,000	3,658,905	3,187,733
1988 CLO 7 Ltd.	Class M1 Note (maturity 4/15/2039)(12)	2/26/2026	7,780,000	—	82,614
1988 CLO 7 Ltd.	Class M2 Note (maturity 4/15/2039)(12)	2/26/2026	7,780,000	—	165,295
1988 CLO 7 Ltd.	Class M3 Note (maturity 4/15/2039)(12)	2/26/2026	7,780,000	—	—
AMMC CLO 23, Limited	Subordinated Note (effective yield 14.11%, maturity 7/17/2038)	9/19/2025	5,279,000	3,134,090	2,228,790
AMMC CLO 28, Limited	Subordinated Note (effective yield 15.88%, maturity 7/17/2039)	1/28/2025	25,064,000	16,826,330	14,129,105
AMMC CLO 30, Limited	Subordinated Note (effective yield 18.50%, maturity 4/15/2039)	12/10/2024	3,918,000	2,681,867	2,525,850
Anchorage Credit Funding 12, Ltd.	Income Note (effective yield 4.79%, maturity 10/25/2038)	9/4/2020	9,250,000	6,006,107	4,098,505
Anchorage Credit Funding 13, Ltd.	Subordinated Note (effective yield 5.55%, maturity 7/27/2039)	5/25/2021	1,200,000	917,088	570,840
Ares XXXIX CLO Ltd.	Subordinated Note (effective yield 4.43%, maturity 7/15/2039)	11/1/2024	11,340,000	4,095,294	2,235,360
Ares XLIII CLO Ltd.	Income Note (effective yield 5.39%, maturity 1/15/2038)(10)	4/4/2017	43,860,000	15,246,821	7,967,909
Ares LI CLO Ltd.	Income Note (effective yield 5.84%, maturity 10/15/2037)(10)	1/25/2019	18,981,463	9,436,791	4,813,877
Ares LXI CLO Ltd.	Subordinated Note (effective yield 4.44%, maturity 4/20/2037)	1/24/2024	4,650,000	2,674,387	898,605
Ares LXIV CLO Ltd.	Subordinated Note (effective yield 7.04%, maturity 10/22/2039)	1/26/2023	28,159,000	15,790,529	8,504,206
Ares LXIX CLO Ltd.	Income Note (effective yield 7.99%, maturity 4/15/2036)(10)	1/31/2024	14,100,000	8,339,516	4,087,347
Ares LXXII CLO Ltd.	Income Note (effective yield 1.46%, maturity 8/31/2039)(10)	6/21/2024	24,300,000	25,617,671	16,454,704
Ares LXXIV CLO Ltd.	Subordinated Note (effective yield 7.94%, maturity 10/15/2039)	7/23/2025	42,475,000	27,359,743	20,397,173
Ares LXXVI CLO Ltd.	Income Note (effective yield 12.49%, maturity 5/27/2038)(10)	4/14/2025	10,075,000	6,756,321	5,696,470
Ares Loan Funding V, Ltd.	Subordinated Note (effective yield 8.85%, maturity 7/25/2037)	2/7/2025	12,400,000	8,311,686	4,912,743
Bardin Hill CLO 2021-2 Ltd.	Subordinated Note (effective yield 19.34%, maturity 4/17/2039)(10)	9/24/2021	5,550,000	3,048,063	2,377,706
Barings CLO Ltd. 2018-I	Income Note (effective yield 0.00%, maturity 4/15/2031)(10)(11)	2/23/2018	20,808,000	—	3,121
Barings CLO Ltd. 2019-I	Income Note (effective yield 8.68%, maturity 10/15/2038)(10)	2/12/2019	10,611,500	9,521,966	6,426,744
Barings CLO Ltd. 2019-II	Income Note (effective yield 6.05%, maturity 1/15/2038)(10)	3/15/2019	14,700,500	9,686,682	5,782,704
Barings CLO Ltd. 2020-I	Income Note (effective yield 16.29%, maturity 1/15/2038)(10)	9/4/2020	6,966,000	3,112,985	2,448,730
Barings CLO Ltd. 2021-I	Subordinated Note (effective yield 0.00%, maturity 4/25/2034)(11)	6/5/2024	20,000,000	380,514	248,722
Barings CLO Ltd. 2021-III	Subordinated Note (effective yield 0.00%, maturity 1/18/2035)(12)	11/17/2021	2,000,000	997,977	147,900
Barings CLO Ltd. 2022-I	Income Note (effective yield 5.85%, maturity 1/15/2039)(10)	3/18/2022	13,162,500	7,388,734	4,554,872
Barings CLO Ltd. 2022-II	Income Note (effective yield 20.86%, maturity 7/15/2039)(10)	6/21/2022	10,800,000	3,437,383	2,717,040
Barings CLO Ltd. 2024-II	Income Note (effective yield 14.09%, maturity 7/15/2039)(10)	5/31/2024	9,300,000	5,511,246	4,497,008
Barings CLO Ltd. 2025-IV	Income Note (effective yield 16.23%, maturity 10/15/2040)(10)	8/7/2025	10,575,000	6,780,345	6,332,717
Basswood Park CLO, Ltd.	Class M-1 Note (maturity 4/20/2034)(12)	2/15/2024	5,000,000	—	3,739
Basswood Park CLO, Ltd.	Class M-2 Note (maturity 4/20/2034)(12)	2/15/2024	5,000,000	—	8,725
Battalion CLO 18 Ltd.	Income Note (effective yield 0.00%, maturity 10/15/2036)(10)(12)	8/25/2020	8,400,000	2,866,418	675,961
Battalion CLO IX Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2031)(10)(12)	7/9/2015	18,734,935	4,521,429	180,329
Battalion CLO XIX Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2034)(10)(12)	3/11/2021	8,600,000	2,911,857	472,361
Battalion CLO XXIII Ltd.	Income Note (effective yield 6.90%, maturity 10/15/2037)(10)	5/19/2022	18,010,000	7,428,520	4,815,339
Bear Mountain Park CLO, Ltd.	Income Note (effective yield 16.65%, maturity 7/15/2037)(10)	7/13/2022	14,500,000	10,673,037	7,177,604
Belmont Park CLO, Ltd.	Income Note (effective yield 6.52%, maturity 4/15/2037)(10)	2/21/2024	14,950,000	9,022,195	5,166,843
Benefit Street Partners CLO XII, Ltd.	Subordinated Note (effective yield 11.32%, maturity 10/15/2039)	12/12/2024	14,640,132	10,737,772	8,178,158
Bethpage Park CLO, Ltd.	Income Note (effective yield 0.00%, maturity 10/15/2035)(10)(12)	9/24/2021	14,750,000	6,477,979	1,321,903
BlueMountain CLO 2013-2 Ltd.	Subordinated Note (effective yield 0.00%, maturity 10/22/2030)(12)	10/21/2014	23,000,000	2,300	3,450
BlueMountain CLO 2018-1 Ltd.	Subordinated Note (effective yield 0.00%, maturity 7/30/2030)(12)	3/26/2020	5,550,000	—	15,118
BlueMountain CLO XXV Ltd.	Subordinated Note (effective yield 5.01%, maturity 1/15/2038)(10)	6/23/2020	675,000	421,401	353,059
Bristol Park CLO, Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2029)(10)(11)	11/1/2016	34,250,000	85,625	10,426
Carlyle Global Market Strategies CLO 2014-5, Ltd.	Subordinated Note (effective yield 0.00%, maturity 7/15/2031)(11)	6/2/2016	10,800,000	9,945	18,351
Carlyle US CLO 2018-4, Ltd.	Subordinated Note (effective yield 7.01%, maturity 10/17/2037)(10)	2/18/2021	11,750,000	5,205,148	2,904,830
See accompanying notes to the consolidated financial statements
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September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity – 102.89% of Net Assets(3)(4)(8)(9) (continued)
Structured Finance (continued)
United States (continued)
Carlyle US CLO 2019-4, Ltd.	Subordinated Note (effective yield 9.33%, maturity 6/22/2039)(10)	4/13/2021	$7,659,500	$6,655,061	$4,637,897
Carlyle US CLO 2021-1, Ltd.	Income Note (effective yield 6.59%, maturity 1/15/2040)(10)	2/2/2021	14,175,000	6,974,191	3,701,187
Carlyle US CLO 2021-4, Ltd.	Subordinated Note (effective yield 0.00%, maturity 4/20/2034)(11)	11/17/2021	12,000,000	420,000	235,036
Carlyle US CLO 2021-7, Ltd.	Income Note (effective yield 7.44%, maturity 4/15/2040)(10)	8/11/2021	13,200,000	7,143,842	4,088,220
Carlyle US CLO 2022-1, Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2035)(10)(12)	3/15/2022	8,150,000	4,640,006	1,793,652
Carlyle US CLO 2022-5, Ltd.	Subordinated Note (effective yield 9.08%, maturity 10/15/2037)	5/2/2025	11,375,000	6,774,859	4,659,919
Carlyle US CLO 2023-3, Ltd.	Income Note (effective yield 9.72%, maturity 10/15/2040)(10)	7/6/2023	9,400,000	6,098,430	3,738,715
Carlyle US CLO 2024-1, Ltd.	Income Note (effective yield 5.96%, maturity 4/15/2039)(10)	1/26/2024	14,857,000	8,963,284	4,838,918
CBAM 2019-9, Ltd.	Subordinated Note (effective yield 5.65%, maturity 7/15/2037)	11/1/2024	18,390,000	6,421,521	4,797,730
CIFC Funding 2013-II, Ltd.	Income Note (effective yield 0.00%, maturity 10/18/2030)(10)(11)	3/4/2016	17,265,625	22,445	2,590
CIFC Funding 2014, Ltd.	Income Note (effective yield 0.00%, maturity 1/18/2031)(10)(11)	9/12/2014	16,033,750	6,901	2,405
CIFC Funding 2014-III, Ltd.	Income Note (effective yield 9.00%, maturity 3/31/2038)	2/17/2015	18,290,500	9,937,878	6,796,391
CIFC Funding 2014-IV-R, Ltd.	Income Note (effective yield 0.00%, maturity 1/17/2035)(12)	8/5/2014	8,457,500	2,539,777	1,133,305
CIFC Funding 2019-III, Ltd.	Subordinated Note (effective yield 10.02%, maturity 1/16/2038)	4/18/2019	3,216,500	2,250,158	1,710,235
CIFC Funding 2019-IV, Ltd.	Income Note (effective yield 9.75%, maturity 7/15/2038)(10)	6/7/2019	17,648,000	10,595,050	7,801,902
CIFC Funding 2019-V, Ltd.	Income Note (effective yield 10.52%, maturity 10/15/2038)	8/13/2025	21,020,000	12,973,665	10,064,704
CIFC Funding 2020-I, Ltd.	Income Note (effective yield 13.53%, maturity 7/15/2039)(10)	6/12/2020	9,600,000	7,562,157	6,454,017
CIFC Funding 2020-II, Ltd.	Income Note (effective yield 14.38%, maturity 4/16/2039)	11/5/2024	17,552,000	7,776,017	7,112,488
CIFC Funding 2020-IV, Ltd.	Income Note (effective yield 11.60%, maturity 1/15/2040)(10)	12/11/2020	9,625,000	6,301,306	5,056,476
CIFC Funding 2021-III, Ltd.	Income Note (effective yield 9.80%, maturity 10/15/2038)(10)	4/23/2021	13,050,000	11,340,532	8,705,166
CIFC Funding 2021-VI, Ltd.	Income Note (effective yield 9.08%, maturity 7/15/2039)(10)	9/22/2021	14,325,000	11,057,912	8,292,087
CIFC Funding 2022-I, Ltd.	Income Note (effective yield 11.56%, maturity 7/17/2041)(10)	1/27/2022	10,212,500	10,619,997	8,328,776
CIFC Funding 2022-VI, Ltd.	Income Note (effective yield 11.94%, maturity 10/16/2038)(10)	8/1/2022	10,700,000	7,381,151	6,040,427
CIFC Funding 2023-I, Ltd.	Income Note (effective yield 13.63%, maturity 10/15/2038)(10)	9/14/2023	13,475,000	9,594,295	8,277,934
CIFC Funding 2023-II, Ltd.	Subordinated Note (effective yield 13.66%, maturity 1/21/2037)	5/16/2024	5,500,000	3,632,746	3,184,260
CIFC Funding 2025-II, Ltd.	Income Note (effective yield 12.74%, maturity 4/15/2038)(10)	2/7/2025	14,400,000	11,244,252	9,489,701
CIFC Funding 2025-V, Ltd.	Income Note (effective yield 10.40%, maturity 10/15/2038)(10)	7/30/2025	13,775,000	11,176,913	8,685,376
CIFC Funding 2026-IV Ltd	Income Note (effective yield 16.40%, maturity 11/4/2039)(10)	9/23/2026	13,750,000	11,167,061	11,167,064
Danby Park CLO, Ltd.	Subordinated Note (effective yield 1.63%, maturity 10/21/2037)	10/31/2024	5,150,000	4,311,340	1,611,210
Dryden 53 CLO, Ltd.	Income Note (effective yield 0.00%, maturity 1/15/2031)(12)	11/28/2017	7,684,999	927,444	30,830
Dryden 64 CLO, Ltd.	Subordinated Note (effective yield 0.00%, maturity 4/18/2031)(12)	5/11/2020	9,600,000	1,611,855	38,338
Dryden 68 CLO, Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2035)(10)(12)	5/30/2019	14,080,000	6,148,151	1,411,951
Dryden 76 CLO, Ltd.	Subordinated Note (effective yield 17.03%, maturity 10/15/2037)(10)	5/14/2024	1,856,000	681,345	601,723
Dryden 78 CLO Ltd.	Subordinated Note (effective yield 9.78%, maturity 4/17/2037)	7/31/2024	26,520,000	11,599,292	7,211,357
Dryden 85 CLO, Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2037)(10)(11)	9/17/2020	1,200,000	673,596	184,105
Dryden 90 CLO, Ltd.	Subordinated Note (effective yield 9.12%, maturity 11/15/2038)(10)	4/9/2024	18,873,000	16,150,050	10,895,034
Dryden 94 CLO, Ltd.	Income Note (effective yield 0.00%, maturity 10/15/2037)(10)(12)	4/28/2022	19,425,000	10,133,175	6,130,340
Dryden 109 CLO, Ltd.	Subordinated Note (effective yield 19.48%, maturity 4/15/2038)(10)	2/15/2023	4,575,000	2,888,957	2,583,156
Eaton Vance CLO 2015-1, Ltd.	Subordinated Note (effective yield 0.00%, maturity 1/20/2030)(12)	6/5/2020	6,372,500	615,557	935
Eaton Vance CLO 2020-1, Ltd.	Subordinated Note (effective yield 4.04%, maturity 10/15/2037)(10)	8/8/2023	7,975,000	4,174,592	2,110,248
Eaton Vance CLO 2020-2, Ltd.	Subordinated Note (effective yield 3.33%, maturity 10/15/2037)(10)	9/16/2022	13,700,000	7,463,183	3,983,287
Invesco CLO 2022-2, Ltd.	Class Y Note (maturity 7/20/2035)(12)	8/14/2024	1,280,000	58,655	122,259
Lake George Park CLO, Ltd.	Income Note (effective yield 14.45%, maturity 4/15/2038)(10)	2/18/2025	20,850,000	16,095,664	14,185,644
Lake Shore MM CLO I Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2033)(10)(12)	3/8/2019	14,550,000	9,296,070	3,244,158
Lodi Park CLO, Ltd.	Income Note (effective yield 7.20%, maturity 7/21/2036)	11/13/2024	7,500,000	5,734,619	3,726,762
Madison Park Funding XX, Ltd.	Subordinated Note (effective yield 6.96%, maturity 10/27/2037)	2/6/2025	35,450,000	8,230,585	2,471,969
Madison Park Funding XXI, Ltd.	Subordinated Note (effective yield 0.00%, maturity 10/15/2032)(11)	8/22/2016	6,462,500	148,111	106,631
Madison Park Funding XXII, Ltd.	Subordinated Note (effective yield 8.94%, maturity 1/15/2038)	10/30/2018	11,731,082	5,708,984	3,221,649
Madison Park Funding XXXIV, Ltd.	Subordinated Note (effective yield 6.22%, maturity 10/16/2037)	9/27/2022	12,825,000	5,983,687	2,690,209
Madison Park Funding XL, Ltd.	Subordinated Note (effective yield 0.00%, maturity 2/28/2047)(11)	6/2/2016	17,857,979	790,918	533,064
Madison Park Funding XL-R, Ltd.	Income Note (effective yield 11.46%, maturity 10/16/2038)	9/5/2025	25,000,000	23,594,630	17,085,252
Madison Park Funding XLIV, Ltd.	Subordinated Note (effective yield 3.67%, maturity 7/16/2037)	11/16/2018	9,919,821	4,081,180	1,464,238
Madison Park Funding XLVII, Ltd.	Subordinated Note (effective yield 4.22%, maturity 4/19/2037)	4/29/2021	5,000,000	2,928,590	1,294,403
Madison Park Funding LXII, Ltd.	Subordinated Note (effective yield 9.09%, maturity 7/16/2038)	7/27/2023	13,025,000	7,382,452	4,290,737
Madison Park Funding LXIX, Ltd.	Subordinated Note (effective yield 10.99%, maturity 7/25/2037)	5/22/2025	8,050,000	6,025,462	3,535,974
Meacham Park CLO, Ltd.	Subordinated Note (effective yield 7.82%, maturity 10/20/2037)	1/24/2025	9,950,000	6,612,051	4,019,448
Muzinich & Co., Inc.	U.S. CLO Participation Share(18)	10/28/2021	200,006	—	3,417,697
Muzinich & Co., Inc.	Euro CLO Participation Share(18)	5/29/2026	200,000	—	—
Octagon 51, Ltd.	Income B Note (effective yield 0.00%, maturity 7/20/2034)(12)	4/16/2021	19,300,000	9,547,308	3,779,845
Octagon 58, Ltd.	Income Note (effective yield 6.81%, maturity 4/15/2038)(10)	4/21/2022	15,625,000	14,048,861	8,652,972
See accompanying notes to the consolidated financial statements
6

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity – 102.89% of Net Assets(3)(4)(8)(9) (continued)
Structured Finance (continued)
United States (continued)
Octagon Investment Partners 26, Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2030)(10)(12)	3/23/2016	$13,750,000	$1,616,495	$51,083
Octagon Investment Partners 27, Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2030)(10)(12)	5/25/2016	11,804,048	4,720	46,627
Octagon Investment Partners 29, Ltd.	Subordinated Note (effective yield 0.00%, maturity 7/18/2037)(10)(12)	5/5/2021	23,400,000	7,687,269	3,467,011
Octagon Investment Partners 37, Ltd.	Subordinated Note (effective yield 0.00%, maturity 7/25/2030)(11)	5/25/2021	1,550,000	—	233
Octagon Investment Partners 44, Ltd.	Income Note (effective yield 0.00%, maturity 10/15/2034)(10)(11)	6/19/2019	1,450,000	40,600	18,070
Octagon Investment Partners 45, Ltd.	Subordinated Note (effective yield 0.00%, maturity 4/15/2035)(12)	7/27/2023	18,155,000	7,848,894	513,787
Octagon Investment Partners 46, Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2036)(10)(11)	6/26/2020	10,650,000	—	31,780
Octagon Investment Partners 48, Ltd.	Subordinated Note (effective yield 5.29%, maturity 1/15/2039)(10)	3/25/2022	13,875,000	7,648,932	4,719,754
Octagon Investment Partners 50, Ltd.	Income Note (effective yield 0.00%, maturity 1/15/2035)(10)(12)	10/6/2020	9,250,000	3,432,183	348,603
OFSI BSL VIII, Ltd.	Income Note (effective yield 0.00%, maturity 8/16/2029)(10)(11)	7/18/2017	7,719,320	467,564	411,643
RAD CLO 3, Ltd.	Subordinated Note (effective yield 7.80%, maturity 7/15/2037)(10)	9/30/2025	8,350,000	3,620,612	1,814,013
RAD CLO 27, Ltd.	Subordinated Note (effective yield 5.61%, maturity 1/15/2038)	12/11/2024	10,800,000	9,178,458	5,053,078
Regatta VII Funding Ltd.	Class R1A Note (maturity 6/20/2034)	10/1/2021	10,126,500	12,499	—
Regatta VII Funding Ltd.	Class R2 Note (maturity 6/20/2034)	10/1/2021	10,126,500	86,153	11,634
Regatta XII Funding Ltd.	Class R1A Note (maturity 10/15/2037)(12)	12/12/2024	14,629,350	30,117	37,492
Regatta XII Funding Ltd.	Class R2 Note (maturity 10/15/2037)(12)	12/12/2024	14,629,350	271,043	337,433
Regatta XX Funding Ltd.	Income Note (effective yield 10.11%, maturity 1/15/2038)(10)	8/4/2021	11,000,000	6,720,049	4,564,746
Regatta XX Funding Ltd.	Subordinated Note (effective yield 10.11%, maturity 1/15/2038)	3/4/2025	750,000	387,013	279,230
Regatta XXI Funding Ltd.	Subordinated Note (effective yield 6.87%, maturity 10/15/2037)	6/10/2022	9,000,000	5,535,978	3,075,239
Regatta XXIV Funding Ltd.	Subordinated Note (effective yield 10.38%, maturity 1/20/2038)	12/27/2024	5,800,000	3,200,820	2,087,165
Rockford Tower 2024-2 Ltd	Subordinated Note (effective yield 11.43%, maturity 10/20/2037)	2/14/2025	11,050,000	8,040,425	4,669,548
Rockford Tower CLO 2022-3, Ltd.	Subordinated Note (effective yield 26.21%, maturity 7/20/2037)(10)	7/27/2023	3,600,000	1,473,034	1,132,169
Rockford Tower CLO 2023-1, Ltd.	Subordinated Note (effective yield 16.62%, maturity 3/15/2038)(10)	5/21/2024	7,280,000	5,049,759	3,658,361
Shackleton 2019-XIV CLO, Ltd.	Subordinated Note (effective yield 3.99%, maturity 7/20/2034)	2/1/2024	5,525,000	3,138,343	1,920,099
Steele Creek CLO 2018-1, Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2031)(10)(12)	3/28/2018	11,370,000	3,380,844	42,019
Steele Creek CLO 2019-1, Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2032)(10)(12)	3/22/2019	8,500,000	3,518,639	44,914
Wellman Park CLO, Ltd.	Class M-1 Note (maturity 7/15/2037)(12)	9/20/2023	20,025,000	122,407	155,518
Wellman Park CLO, Ltd.	Class M-2 Note (maturity 7/15/2037)(12)	9/20/2023	24,205,000	459,391	430,457
Wind River 2013-2 CLO Ltd.	Income Note (effective yield 0.00%, maturity 10/18/2030)(10)(11)	6/6/2014	11,597,500	—	1,740
Wind River 2014-3 CLO Ltd.	Subordinated Note (effective yield 0.00%, maturity 10/22/2031)(12)	12/17/2014	11,000,000	1,100	1,650
Wind River 2017-1 CLO Ltd.	Income Note (effective yield 0.00%, maturity 4/18/2036)(10)(11)	2/2/2017	17,700,000	2,514,994	1,393,634
Wind River 2017-3 CLO Ltd.	Income Note (effective yield 0.00%, maturity 4/15/2035)(10)(12)	8/9/2017	23,940,000	9,033,679	1,741,535
Wind River 2018-1 CLO Ltd.	Income Note (effective yield 0.00%, maturity 7/15/2030)(10)(11)	6/22/2018	15,750,000	—	240,700
Wind River 2019-2 CLO Ltd.	Income Note (effective yield 0.00%, maturity 1/15/2035)(10)(11)	9/20/2019	13,470,000	1,293,463	713,910
Wind River 2022-2 CLO Ltd.	Income Note (effective yield 0.00%, maturity 7/20/2035)(10)(11)	6/3/2022	8,950,000	206,317	89,500
Zais CLO 7, Limited	Income Note (effective yield 0.00%, maturity 4/15/2030)(12)	9/11/2017	12,777,500	1,278	1,917
Total United States				782,498,618	498,177,616
Various
Aqueduct European CLO 5-2020 DAC	Subordinated Note (effective yield 6.90%, maturity 7/15/2039)(10)(13)	12/27/2024	24,698,000	20,541,575	15,349,952
Aurium CLO XIII DAC	Subordinated Note (effective yield 6.69%, maturity 4/15/2038)(13)	1/30/2025	3,277,500	3,030,296	2,237,775
Avoca CLO XXXI DAC	Subordinated Note (effective yield 5.55%, maturity 7/15/2038)(13)	2/12/2025	2,830,000	2,215,000	1,768,425
BBAM European CLO II DAC	Subordinated Note (effective yield 7.18%, maturity 10/15/2039)(13)	11/5/2021	1,000,000	567,336	426,021
Blackrock European CLO XV DAC	Subordinated Note (effective yield 4.31%, maturity 1/28/2038)(13)	11/29/2024	3,250,000	2,898,643	2,075,288
Blackstone Blackthorn Park DAC	Subordinated Note (effective yield 14.12%, maturity 10/15/2039)(10)(13)	6/26/2026	15,500,000	13,689,891	13,581,103
CIFC European Funding VI DAC	Subordinated Note (effective yield 12.04%, maturity 10/15/2037)(13)	7/17/2024	5,000,000	4,162,817	3,480,827
Clonkeen Park CLO DAC	Subordinated Note (effective yield 7.15%, maturity 10/15/2037)(10)(13)	8/16/2024	33,291,000	22,988,894	15,087,823
CVC Cordatus Loan Fund XXXIII DAC	Subordinated Note (effective yield 6.81%, maturity 3/24/2038)(13)	10/18/2024	5,417,000	4,755,555	3,554,624
Dryden 88 Euro CLO 2020 DAC	Subordinated Note (effective yield 0.00%, maturity 7/20/2034)(12)(13)	4/23/2021	600,000	348,716	70,328
Dryden 125 Euro CLO 2024 DAC	Subordinated Note (effective yield 14.60%, maturity 11/15/2038)(10)(13)	10/3/2025	9,950,000	8,926,000	6,952,901
Henley CLO XI DAC	Subordinated Note (effective yield 9.66%, maturity 4/25/2039)(13)	2/10/2025	1,500,000	1,428,341	1,247,616
OCP Euro CLO 2019-3 DAC	Subordinated Note (effective yield 0.00%, maturity 4/20/2033)(12)(13)	5/26/2021	1,500,000	811,398	475,650
OCP Euro CLO 2022-6 DAC	Subordinated Note (effective yield 6.16%, maturity 7/20/2036)(13)	4/23/2024	1,125,000	916,277	718,792
OCP Euro CLO 2024-10 DAC	Subordinated Note (effective yield 2.31%, maturity 10/20/2037)(13)	7/10/2024	5,000,000	4,088,228	2,625,113
Sculptor European CLO XII DAC	Subordinated Note (effective yield 11.31%, maturity 1/15/2038)(13)	11/27/2024	7,050,000	5,523,703	4,234,300
Total Various				96,892,670	73,886,538
Total Collateralized Loan Obligation Equity				879,391,288	572,064,154

See accompanying notes to the consolidated financial statements
7

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)
Loan Accumulation Facilities – 3.22% of Net Assets(4)(9)(15)
Structured Finance
United States
Steamboat LV Ltd.	Loan Accumulation Facility	6/16/2025	$6,141,465	$6,141,465	$5,928,814
Steamboat LVI Ltd.	Loan Accumulation Facility	5/27/2025	3,520,475	3,520,475	3,487,035
Steamboat LVIII Ltd.	Loan Accumulation Facility	6/4/2025	3,077,000	3,077,000	3,154,894
Steamboat LIX Ltd.	Loan Accumulation Facility	6/23/2025	2,782,150	2,782,150	2,995,132
Steamboat LXIII Ltd.	Loan Accumulation Facility	12/17/2025	2,265,550	2,265,550	2,309,208
Total Loan Accumulation Facilities				17,786,640	17,875,083
Asset Backed Securities – 11.51% of Net Assets(4)
Structured Finance
United States
Carmax Select Receivables Trust 2025-B	Class R Note (effective yield 29.90%, maturity 9/15/2032)(8)	9/17/2025	3,580	2,244,597	2,417,061
CarMax Select Receivables Trust 2026-B	Class R Note (effective yield 17.43%, maturity 6/15/2033)(8)	7/23/2026	7,854	4,457,145	4,491,683
Carvana Auto Receivables Trust 2024-P2	Class R Note (effective yield 14.23%, maturity 6/10/2031)(8)	6/4/2024	23,083	3,851,528	3,952,949
Carvana Auto Receivables Trust 2024-P3	Class R Note (effective yield 9.55%, maturity 9/10/2032)(8)	9/10/2024	22,119	6,440,698	5,671,089
Carvana Auto Receivables Trust 2024-P4	Class R Note (effective yield 12.75%, maturity 12/10/2032)(8)	12/10/2024	15,578	4,204,684	3,971,945
Carvana Auto Receivables Trust 2025-N1	Class EX5 Note (effective yield 21.83%, maturity 8/10/2032)(8)	2/11/2025	12,500	1,913,874	1,965,107
Carvana Auto Receivables Trust 2025-P1	Class R Note (effective yield 9.15%, maturity 3/10/2033)(8)	3/11/2025	14,850	5,302,338	4,859,014
Carvana Auto Receivables Trust 2025-P3	Class R Note (effective yield 15.95%, maturity 9/12/2033)(8)	9/16/2025	16,180	9,213,967	9,012,504
Carvana Auto Receivables Trust 2025-P4	Class R Note (effective yield 20.37%, maturity 11/10/2033)(8)	11/18/2025	9,902	4,665,624	4,579,501
Chase Auto Owner Trust 2024-4	Class R1 Note (effective yield 9.20%, maturity 11/25/2031)(8)	7/25/2024	5,000	1,137,369	1,033,019
Chase Auto Owner Trust 2025-1	Class R1 Note (effective yield 14.16%, maturity 11/26/2032)(8)	7/24/2025	25,000	3,911,781	3,869,647
Chase Auto Owner Trust 2025-2	Class R1 Note (effective yield 21.26%, maturity 2/25/2033)(8)	10/17/2025	20,270	2,891,644	3,207,279
GoodLeap Home Improvement Solutions Trust 2025-2	Class R Note (effective yield 5.01%, maturity 6/20/2049)(8)	6/9/2025	1,184,151	1,964,882	1,627,884
Mercury Financial Credit Card Master Trust Series 2024-VFN1	Class B Note, 12.20% (1M SOFR + 8.50%, due 1/20/2028)(6)(9)(17)	9/20/2024	9,942,405	9,942,405	9,942,405
Total United States				62,142,536	60,601,087
Great Britain
Morglas ABS 2026-1 PLC	Class R Note, 7.24% (SONIA + 3.50%, due 9/15/2040)(6)(14)	7/10/2026	568,000	761,092	753,165
Morglas ABS 2026-1 PLC	Class X Note, 6.99% (SONIA + 3.25%, due 9/15/2040)(6)(14)	7/10/2026	974,887	1,306,300	1,292,616
Morglas ABS 2026-1 PLC	Class Y Note (effective yield 17.76%, maturity 9/15/2040)(8)(14)	7/10/2026	1,674,711	1,002,833	966,033
Morglas ABS 2026-1 PLC	Class Z Note, 8.99% (SONIA + 5.25%, due 9/15/2040)(6)(14)	7/10/2026	304,225	377,489	374,253
Total Great Britain				3,447,714	3,386,067
Total Asset Backed Securities				65,590,250	63,987,154
Collateralized Fund Obligation Equity – 7.55% of Net Assets(3)(4)(8)(9)
Structured Finance
United States
ALP CFO 2024, L.P.	Subordinated Note (effective yield 20.56%, maturity 10/15/2036)	10/21/2024	16,286,000	16,286,000	8,527,443
ALP CFO 2025, L.P.	Subordinated Note (effective yield 24.69%, maturity 7/15/2037)	7/30/2025	21,671,000	21,671,000	16,318,197
Coller Private Equity Backed Notes & Loans II-A L.P.	Preferred Equity (effective yield 17.35%, maturity 4/30/2037)(17)	7/21/2025	10,708,965	10,708,965	8,984,800
Glendower Capital Secondaries CFO, LLC	Subordinated Loan (effective yield 0.00%, maturity 7/13/2038)(18)	7/13/2023	2,203,689	2,203,689	394,131
StepStone Private Equity LP Secondary Opportunities Ltd.	Subordinated Note (effective yield 0.00%, maturity 12/28/2035)(17)(18)	7/3/2024	14,250,803	14,250,803	7,744,894
Total Collateralized Fund Obligation Equity				65,120,457	41,969,465
Equity Securities – 19.76% of Net Assets
Banking
Various
Steamboat Credit Opportunities I LLC	Common Units(4)(17)(19)	2/3/2026	67,025,000	79,346,041	76,767,209
Financial Services
United States
Delta Financial Holdings LLC	Common Units(4)(9)(18)(19)	7/19/2023	1	1,147	574
Delta Leasing SPV III, LLC	Common Equity(4)(9)(18)(19)	7/19/2023	18	18	518,174
Horizon Technology Finance Corporation	Common Equity	11/12/2025	13,277	94,532	60,941
Pasadena Private Lending, Inc.	Common Equity, Class A-2(4)(9)(18)	12/18/2025	13,909	129,945	146,045
Senior Credit Corp 2022 LLC	Common Equity(4)(19)	1/30/2023	2,950,684	2,950,684	3,179,656
Total Financial Services				3,176,326	3,905,390

See accompanying notes to the consolidated financial statements
8

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)
Equity Securities – 19.76% of Net Assets (continued)
Infrastructure
United States
Nexus Alpha I Intermediate LLC	Common Equity, Non-Investor Units(4)(9)(18)	7/30/2026	$19,792,505	$2,741,841	$2,852,496
Nexus Alpha I Intermediate LLC	Common Equity, Investor Units(4)(9)(18)	7/30/2026	73,788,509	10,221,868	10,634,400
Total Infrastructure				12,963,709	13,486,896
Oil & Gas
United States
McDermott International Ltd	Common Equity(4)(18)	12/31/2020	26,249	161,309	101,846
Structured Finance
United States
1988 Strategic CLO Equity Fund I, LP	Limited Partnership Interest(4)	1/22/2026	5,998,099	5,998,062	5,933,977
Various
1988 CLO LP, Series R-1	Limited Partnership Interest(4)(13)(17)	2/13/2026	8,530,692	9,866,467	9,640,851
Total Structured Finance				15,864,529	15,574,828
Total Equity Securities				111,511,914	109,836,169
Loans and Notes – 26.14% of Net Assets
Financial Services
United States
Basepoint Rated Structure Fund I L.P.	Senior Secured Note, Class B, 13.76% (1M SOFR + 10.00%, due 7/30/2032)(4)(6)(9)	7/28/2026	5,970,353	5,726,425	5,767,361
Basepoint Rated Structure Fund I L.P.	Senior Secured Loan, Class B, 13.76% (1M SOFR + 10.00%, due 7/30/2032)(4)(6)(9)	7/28/2026	1,139,647	1,139,647	1,100,899
BSD Capital Inc.	Senior Unsecured Note, 6.41% (3M SOFR + 2.66%, due 10/31/2027)(4)(6)(9)	1/16/2025	10,726,000	9,975,651	9,956,946
Delta Leasing SPV III, LLC	Senior Secured Note, 13.00% (due 7/18/2030)(4)(7)(9)(16)(17)(19)	7/19/2023	12,305,687	12,305,384	12,305,687
Horizon Technology Finance Corporation	Convertible Senior Unsecured Note, 5.50% (due 9/4/2030)(4)(9)(16)	9/4/2025	3,310,670	3,066,240	2,998,474
Pasadena Private Lending, Inc.	Senior Secured Loan, 13.82% (3M SOFR + 9.75%, due 1/31/2031)(4)(6)(9)(17)	12/18/2025	9,306,200	8,963,819	8,986,997
Senior Credit Corp 2022 LLC	Senior Unsecured Note, 8.50% (due 12/5/2028)(4)(16)(19)	1/30/2023	6,884,929	6,884,929	6,884,929
Total United States				48,062,095	48,001,293
Total Financial Services				48,062,095	48,001,293
Infrastructure
United States
Heritage Energy Holdings, LLC	Senior Secured Loan, 15.00% (due 6/30/2027)(4)(7)(9)(16)	12/31/2025	6,032,427	6,499,704	6,114,468
Integrated Modular Data Centers, LLC	Senior Secured Loan, 11.00% (due 10/19/2026)(4)(7)(9)(16)	9/22/2025	6,077,263	6,793,705	6,757,916
Micro Parent, LLC	Senior Secured Loan, 13.00% (due 4/29/2031)(4)(7)(9)(16)(17)	4/27/2026	2,613,600	2,026,893	1,995,484
Nexus Alpha I Intermediate LLC	Senior Secured Loan, Tranche A, 15.00% (due 7/30/2033)(4)(9)(16)(20)	7/30/2026	94,025,036	76,235,305	75,972,229
Total United States				91,555,607	90,840,097
Total Infrastructure				91,555,607	90,840,097
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Senior Secured CFO Debt, Class C Loan, 14.50% (due 7/13/2038)(4)(9)(16)	7/13/2023	966,685	957,018	969,764
Equipment Finance
United States
EV Gen Set 1, LLC	Senior Secured Loan, 10.51% (3M SOFR + 6.75%, due 1/3/2028)(4)(6)(9)(17)	9/24/2026	5,696,498	5,543,001	5,543,000
Total Loans and Notes				146,117,721	145,354,154
Preferred Stock – 1.53% of Net Assets(3)(4)(9)
Financial Services
United States
Delta Financial Holdings LLC	Preferred Units(18)(19)	7/19/2023	252	251,801	251,831
NCS SPV LLC	Preferred Stock, Class A-1(17)(18)	12/24/2025	—	42	42
NCS SPV LLC	Preferred Stock, Class A-2, 14.00%(16)(17)	12/24/2025	4,184	4,183,730	4,183,730
Pasadena Private Lending, Inc.	Preferred Stock, Class C-2, 10.00% (due 12/22/2031)(16)	12/18/2025	13,909	482,051	464,700
Pasadena Private Lending, Inc.	Preferred Stock, Class D, 15.00% (due 4/20/2031)(7)(16)	10/17/2025	2,565	2,382,822	2,437,905
Total United States				7,300,446	7,338,208
Total Financial Services				7,300,446	7,338,208
Infrastructure
United States
Micro Parent, LLC	Senior Preferred Equity(18)	4/28/2026	1,635,776	1,153,444	1,183,490
Total Preferred Stock				8,453,890	8,521,698
Rated Feeder Fund Equity – 0.65% of Net Assets (4)(8)(9)
Structured Finance
United States
CVC Structured Solutions 2, LLC	Subordinated Loan (effective yield 22.20%, maturity 9/3/2040)(17)	9/2/2025	4,000,000	4,000,000	3,637,581
Total Rated Feeder Fund Equity				4,000,000	3,637,581

See accompanying notes to the consolidated financial statements
9

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)
Regulatory Capital Relief Securities – 3.92% of Net Assets(4)(9)
Banking
France
BNP Paribas, Marianne	Credit Linked Note, 11.82% (3M EURIBOR + 9.50%, due 10/12/2032)(6)(13)	9/22/2023	$321,597	$342,388	$364,504
PSA Banque France, AASFL 2022-1	Credit Linked Note, Class B, 14.96% (1M EURIBOR + 12.50%, due 12/27/2030)(6)(13)	11/22/2022	532,161	548,099	604,031
Total France				890,487	968,535
United States
Deutsche Bank AG, LOFT 2022-1	Credit Linked Note, Class C, 22.01% (CD 3M SOFR + 19.00%, due 2/28/2032)(6)	8/22/2022	8,337,164	8,002,913	7,920,506
Various
Deutsche Bank AG, CRAFT 2022-1	Credit Linked Note, 15.64% (SOFR + 12.00%, due 4/21/2032)(6)	10/26/2022	2,425,756	2,325,295	2,516,849
Deutsche Bank AG, TRAFIN 2023-1	Credit Linked Note, Class A, 11.39% (CD 3M SOFR + 10.00%, due 6/1/2029)(6)	11/27/2023	2,375,000	2,375,000	2,375,002
HSBC Continental Europe, Pixel 2022-1	Junior Credit Linked Note, 14.05% (3M EURIBOR + 12.88%, due 12/29/2029)(6)(13)	12/16/2022	2,099,786	2,123,030	2,417,239
Manitoulin USD Ltd., Muskoka Series 2022-1	Guarantee Linked Note – Class E, 3.82% (CD 3M SOFR + 10.25%, due 11/10/2027)(6)	10/12/2022	22,137	22,137	22,183
Standard Chartered Bank, Chakra 7	Class B Note, 14.63% (CD 3M SOFR + 11.00%, due 4/25/2031)(6)	10/7/2022	5,536,923	5,536,923	5,555,278
Total Various				12,382,385	12,886,551
Total Regulatory Capital Relief Securities				21,275,785	21,775,592
Royalties – 0.08% of Net Assets(4)(9)
Infrastructure
United States
Micro Parent, LLC	Royalty Fee(18)	5/12/2026	9,364,220	422,834	446,580
Total Royalties				422,834	446,580
Warrants – 0.14% of Net Assets(4)(9)(18)
Financial Services
United States
Pasadena Private Lending, Inc.	Warrants(18)	10/20/2025	32,342	302,155	339,429
Infrastructure
United States
Heritage Energy Holdings, LLC	Warrants(18)	12/31/2025	2,707,000	69,759	52,408
Micro Parent, LLC	Common Unit Warrant(18)	4/28/2026	669,293	327,292	288,057
Micro Parent, LLC	Series C Unit Warrant(18)	4/28/2026	388,476	122,324	107,658
Total United States				519,375	448,123
Total Infrastructure				519,375	448,123
Total Warrants				821,530	787,552
Total investments, at fair value September 30, 2026				1,323,516,719	986,654,118
Unfunded Loan Commitments – 0.00% of Net Assets
Financial Services
United States
Pasadena Private Lending, Inc.	Senior Secured Loan, 13.82% (3M SOFR + 9.75%, due 1/31/2031)(4)(6)(9)(17)	12/18/2025	489,800	—	(16,800)
Total Unfunded Loan Commitments				—	(16,800)
Term Preferred Shares and Unsecured Notes at Fair Value – (44.72)% of Net Assets(21)
5.375% Unsecured Notes due 2029	Unsecured Note		(93,250,000)	(89,202,950)	(89,202,950)
7.75% Unsecured Notes due 2030	Unsecured Note		(115,000,000)	(114,793,000)	(114,793,000)
6.50% Series C Term Preferred Shares due 2031	Preferred Shares		(44,702,925)	(44,667,163)	(44,667,163)
Total Term Preferred Shares and Unsecured Notes at Fair Value				(248,663,113)	(248,663,113)
Total liabilities, at fair value September 30, 2026				$(248,663,113)	$(248,679,913)
Net assets above (below) fair value of investments and liabilities at fair value					(181,988,046)
Net Assets as of September 30, 2026					$555,986,159

See accompanying notes to the consolidated financial statements
10

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Footnotes to the Consolidated Schedule of Investments:
(1)
Unless otherwise noted, the Company is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Company would be presumed to “control” issuers if it owned 25% or more of its voting securities.

(2)
Acquisition date represents the initial date of purchase or the date the investment was contributed to the Company at the time of the Company’s formation.

(3)
Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Company’s Trustees, in accordance with Rule 2a-5 under the 1940 Act.

(4)
Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of September 30, 2026, the aggregate fair value of these securities is $986.6 million, or 177.4% of the Company’s net assets.

(5)
Country represents the principal country of risk where the investment has exposure. Where “various” is noted, the security has exposure to more than one country, which may represent countries in North America, Europe, Latin America and Asia.

(6)
Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.

(7)
As of September 30, 2026, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received. See Note 2 “Summary of Significant Accounting Policies” for further discussion.

(8)
Collateralized loan obligation (“CLO”) equity, Collateralized Fund Obligations equity, Rated Feeder Equity and Asset Backed Security residual tranches are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized. As of September 30, 2026, the Company’s weighted average effective yield on its aggregate CLO equity positions based on current amortized cost, was 8.37%. When excluding called CLOs the Company’s weighted average effective yield on its CLO equity positions was 8.44%.

(9)
Classified as Level III investment. See Note 3 “Valuation of Investments” for further discussion.

(10)
Fair value includes the Company’s interest in fee rebates on CLO subordinated and income notes.

(11)
As of September 30, 2026, the Investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost.

(12)
As of September 30, 2026 the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost. Future recurring distributions, once received, will be recognized solely as return of capital until the aggregate projected amount of future recurring distributions and terminal principal payment exceeds the amortized investment cost.

(13)
Investment principal amount is denominated in EUR.

(14)
Investment principal amount is denominated in GBP.

(15)
Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.

(16)
Fixed rate investment.

(17)
This investment has an unfunded commitment as of September 30, 2026. See Note 10 “Commitments and Contingencies” for further discussion.

(18)
The following investment is not an income producing security.

(19)
The following is an affiliated investment as defined under the 1940 Act, which represents investments in which the Company and other funds managed by the Adviser owns 5% or more of the outstanding voting securities under common ownership or control. See Note 5 “Related Party Transactions” for further discussion.

(20)
The Company sold a participation interest in the following investment that did not qualify as a “sale” in accordance with U.S. generally accepted accounting principles. The Company recorded a liability titled “Investments sold under participation agreements, at fair value”, in the accompanying Consolidated Statement of Assets and Liabilities. As of September 30, 2026, this liability bears an interest rate of 14.00%.

(21)
The Company has accounted for its unsecured notes and mandatorily redeemable preferred shares utilizing the fair value option election under ASC Topic 825. Accordingly, the aforementioned notes and preferred shares are carried at their fair value. See Note 2 “Summary of Significant Accounting Policies” for further discussion.

Reference Key:
CD	Compounded Daily
DD	Delayed Draw
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great Britain Pound
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar
See accompanying notes to the consolidated financial statements
11

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
Forward Currency Contracts, at Fair Value(1)
Currency Purchased		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value
Unrealized appreciation on forward currency contracts
USD	159,155,422	EUR	139,142,050	Barclays Bank PLC	07/29/2026	10/30/2026	$1,303,497
USD	16,212,126	GBP	12,188,856	Barclays Bank PLC	07/29/2026	10/30/2026	43,962
USD	1,119,841	EUR	967,742	Barclays Bank PLC	08/13/2026	10/30/2026	21,971
USD	1,112,315	EUR	967,742	Barclays Bank PLC	09/21/2026	10/30/2026	14,444
Total unrealized appreciation on forward currency contracts							$1,383,874
Unrealized depreciation on forward currency contracts
EUR	8,271,802	USD	9,598,334	Barclays Bank PLC	09/01/2026	10/30/2026	$(214,256)
EUR	1,288,462	USD	1,488,248	Barclays Bank PLC	08/06/2026	10/30/2026	(26,532)
GBP	563,579	USD	767,574	Barclays Bank PLC	08/24/2026	10/30/2026	(20,003)
EUR	21,761	USD	25,391	Barclays Bank PLC	09/09/2026	10/30/2026	(704)
Total unrealized depreciation on forward currency contracts							$(261,495)

(1)
See Note 4 “Derivative Contracts” for further discussion relating to forward currency contracts held by the Company.

See accompanying notes to the consolidated financial statements
12

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statement of Operations
For the nine months ended September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
INVESTMENT INCOME
Interest income(1)	$135,365,015
Other income	7,597,414
Dividend income(1)	1,034,770
Total Investment Income	143,997,199
EXPENSES
Incentive fee	17,884,601
Interest expense	14,846,987
Management fee	11,374,889
Interest expense on investments sold under participation agreements	3,868,338
Professional fees	1,715,780
Administration fees	1,180,813
Deferred tax expense	400,768
Trustees’ fees	300,546
Tax expense	85,702
Other expenses	2,445,308
Total Expenses	54,103,732
NET INVESTMENT INCOME	89,893,467
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(115,054,261)
Forward currency contracts	5,505,475
Retirement of Preferred Shares and Unsecured Notes	115,599
Redemption of Convertible Perpetual Preferred Shares	(15,647)
Net change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents⁽¹⁾	(62,546,743)
Forward currency contracts	1,519,697
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	4,164,914
NET REALIZED AND UNREALIZED GAIN (LOSS)	(166,310,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,417,499)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY (NOTE 2)
Perpetual Preferred Shares	(18,354,855)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(94,772,354)

(1)
Interest income, dividend income and net unrealized appreciation (depreciation) on investment, foreign currency and cash equivalents include balances attributed to affiliated investments of $6,039,596, $851,594, and $(2,778,988), respectively. See Note 5 “Related Party Transactions” for further discussion.

See accompanying notes to the consolidated financial statements
13

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statement of Comprehensive Income
For the nine months ended September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(94,772,354)
OTHER COMPREHENSIVE INCOME (LOSS)(1)
Change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	(3,714,278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM COMPREHENSIVE INCOME ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(98,486,632)

(1)
See Note 2 “Summary of Significant Accounting Policies – Other Financial Assets and Financial Liabilities at Fair Value” for further discussion relating to other comprehensive income.

See accompanying notes to the consolidated financial statements
14

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statements of Operations
(expressed in U.S. dollars)
(Unaudited)
	For the nine months ended September 30, 2026	For the nine months ended September 30, 2025
INVESTMENT INCOME
Interest income(1)	$135,365,015	$144,710,677
Other income	7,597,414	6,924,058
Dividend income(1)	1,034,770	1,146,404
Total Investment Income	143,997,199	152,781,139
EXPENSES
Incentive fee	17,884,601	19,416,127
Interest expense	14,846,987	20,729,027
Management fee	11,374,889	15,370,356
Interest expense on investments sold under participation agreements	3,868,338	—
Professional fees	1,715,780	1,848,202
Administration fees	1,180,813	1,276,259
Deferred tax expense	400,768	—
Trustees’ fees	300,546	298,125
Tax expense	85,702	1,172,634
Other expenses	2,445,308	1,409,140
Total Expenses	54,103,732	61,519,870
NET INVESTMENT INCOME	89,893,467	91,261,269
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(115,054,261)	(16,438,256)
Forward currency contracts	5,505,475	(7,298,648)
Retirement of Preferred Shares and Unsecured Notes	115,599	—
Redemption of Convertible Perpetual Preferred Shares	(15,647)	(1,420)
Net change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents⁽¹⁾	(62,546,743)	(58,733,930)
Forward currency contracts	1,519,697	(5,225,697)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	4,164,914	(14,452,662)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(166,310,966)	(102,150,613)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,417,499)	(10,889,344)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY (NOTE 2)
Perpetual Preferred Shares	(18,354,855)	(13,596,761)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(94,772,354)	$(24,486,105)

(1)
Interest income, dividend income and net unrealized appreciation (depreciation) on investment, foreign currency and cash equivalents include balances attributed to affiliated investments of $6,039,596, $851,594, and $(2,778,988), respectively. See Note 5 “Related Party Transactions” for further discussion.

Note: The above Consolidated Statement of Operations represents the nine months ended September 30, 2026, and the nine months ended September 30, 2025 and has been provided as supplemental information to the consolidated financial statements.
See accompanying notes to the consolidated financial statements
15

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statements of Operations
(expressed in U.S. dollars)
(Unaudited)
	For the three months ended September 30, 2026	For the six months ended June 30, 2026	For the nine months ended September 30, 2026
INVESTMENT INCOME
Interest income	$60,144,075	$75,220,940	$135,365,015
Other income	3,194,583	4,402,831	7,597,414
Dividend income	406,719	628,051	1,034,770
Total Investment Income	63,745,377	80,251,822	143,997,199
EXPENSES
Incentive fee	8,966,352	8,918,249	17,884,601
Interest expense	4,215,382	10,631,605	14,846,987
Management fee	3,711,606	7,663,283	11,374,889
Interest expense on investments sold under participation agreements	3,286,101	582,237	3,868,338
Professional fees	423,825	1,291,955	1,715,780
Administration fees	423,291	757,522	1,180,813
Deferred tax expense	231,601	169,167	400,768
Trustees’ fees	100,270	200,276	300,546
Tax expense	2,078	83,624	85,702
Other expenses	499,158	1,946,150	2,445,308
Total Expenses	21,859,664	32,244,068	54,103,732
NET INVESTMENT INCOME	41,885,713	48,007,754	89,893,467
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(3,105,470)	(111,948,791)	(115,054,261)
Forward currency contracts	5,004,226	501,249	5,505,475
Retirement of Preferred Shares and Unsecured Notes	7,165	108,434	115,599
Redemption of Convertible Perpetual Preferred Shares	(9,190)	(6,457)	(15,647)
Net change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents	(55,824,603)	(6,722,140)	(62,546,743)
Forward currency contracts	(3,368,653)	4,888,350	1,519,697
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	5,048,757	(883,843)	4,164,914
NET REALIZED AND UNREALIZED GAIN (LOSS)	(52,247,768)	(114,063,198)	(166,310,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,362,055)	(66,055,444)	(76,417,499)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY (NOTE 2)
Perpetual Preferred Shares	(5,993,680)	(12,361,175)	(18,354,855)
TOTAL DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY	(5,993,680)	(12,361,175)	(18,354,855)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(16,355,735)	$(78,416,619)	$(94,772,354)
Note: The above Consolidated Statement of Operations represents the three months ended September 30, 2026, the six months ended June 30, 2026 and the nine months ended September 30, 2026 and has been provided as supplemental information to the consolidated financial statements.
See accompanying notes to the consolidated financial statements
16

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statements of Changes in Net Assets
(expressed in U.S. dollars, except share amounts)
(Unaudited)
	For the nine months ended September 30, 2026	For the year ended December 31, 2025
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$89,893,467	$122,082,499
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(115,054,261)	(80,494,176)
Forward currency contracts	5,505,475	(7,546,370)
Redemption of Convertible Perpetual Preferred Shares	(15,647)	(1,420)
Retirement of Preferred Shares and Unsecured Notes	115,599	141,297
Net change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents	(62,546,743)	(128,882,164)
Forward currency contracts	1,519,697	(4,503,071)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	4,164,914	(15,797,301)
Total net increase (decrease) in net assets resulting from operations	(76,417,499)	(115,000,706)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OTHER COMPREHENSIVE INCOME (LOSS)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	(3,714,278)	1,374,564
Total net increase (decrease) in net assets resulting from other comprehensive income (loss)	(3,714,278)	1,374,564
COMMON SHARES DISTRIBUTIONS
Total earnings distributed	(103,284,306)	(94,369,065)
Common shares distributions from tax return of capital	—	(115,308,675)
Total common shares distributions	(103,284,306)	(209,677,740)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY
Perpetual Preferred Shares	(18,354,855)	(19,435,242)
CAPITAL SHARE TRANSACTIONS
Issuance of common shares pursuant to the Company’s “at the market” program, net of commissions and offering expenses	—	132,638,287
Issuance of common shares pursuant to the Company’s dividend reinvestment plan	4,256,290	24,042,567
Issuance of common shares from conversion of Convertible Perpetual Preferred Shares	2,564,757	126,561
Total increase in net assets from capital share transactions	6,821,047	156,807,415
TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,949,891)	(185,931,709)
NET ASSETS AT BEGINNING OF PERIOD	750,936,050	936,867,759
NET ASSETS AT END OF PERIOD	$555,986,159	$750,936,050
CAPITAL SHARE ACTIVITY
Common shares issued pursuant to the Company’s “at the market” program	—	16,561,538
Common shares issued pursuant to the Company’s dividend reinvestment plan	934,123	3,393,867
Common shares issued from conversion of Convertible Perpetual Preferred Shares	641,051	19,614
Total increase (decrease) in capital share activity	1,575,174	19,975,019
See accompanying notes to the consolidated financial statements
17

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Statement of Cash Flows
For the nine months ended September 30, 2026
(expressed in U.S. dollars)
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$(76,417,499)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(328,457,673)
Proceeds from sales of investments and repayments of principal(1)	493,697,622
Net proceeds from investments sold under participation agreements	14,373,971
Payment-in-kind interest	(3,057,292)
Interest income capitalized upon refinancing	(22,177,650)
Net realized (gain) loss on:
Investments, foreign currency and cash equivalents	115,056,590
Retirement of Preferred Shares and Unsecured Notes	(115,599)
Redemption of Convertible Perpetual Preferred Shares	15,647
Net change in unrealized (appreciation) depreciation on:
Investments, foreign currency and cash equivalents(1)	62,545,234
Forward currency contracts	(1,519,697)
Net change in unrealized appreciation (depreciation) on liabilities at fair value under the fair value option	(4,164,914)
Amortization (accretion) included in interest expense	811
Amortization (accretion) of premiums or discounts on investments	(1,097,246)
Change in assets and liabilities:
Interest receivable	(7,211,525)
Dividend receivable	(81,301)
Prepaid expenses	(28,326)
Incentive fee payable	6,390,174
Management fee payable	(1,073,776)
Deferred tax liability	400,768
Professional fees payable	94,765
Interest payable	544,231
Administration fees payable	251,412
Trustees’ fees payable	99,375
Other expenses payable	21,975
Net cash provided by (used in) operating activities	248,090,077
CASH FLOWS FROM FINANCING ACTIVITIES
Common shares distributions, net of reinvestment and change in common shares distribution payable	(97,102,641)
Convertible Perpetual Preferred Shares issued pursuant to the Company’s dividend reinvestment plan	152,037
Redemption of Convertible Perpetual Preferred Shares	(623,333)
Redemption of Preferred Shares	(62,156,100)
Redemption of Unsecured Notes	(69,398,825)
Repurchase of Unsecured Notes and Preferred Shares	(7,963,951)
Perpetual Preferred Shares Distributions	(13,413,372)
Net cash provided by (used in) financing activities	(250,506,185)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,416,108)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	47,405,773
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	$44,989,665
Supplemental disclosures:
Cash paid for interest expense	$14,846,178
Cash paid for distributions on temporary equity	$13,432,207
Cash paid for franchise taxes	$103,541
Non-cash activities:
Issuance of common shares from conversion of Convertible Perpetual Preferred Shares	$2,564,757
Transfer of assets in exchange for equity interest in joint venture	$90,571,891
Transfer of assets in exchange for equity interest in investment company	$3,998,617
Interest income capitalized upon refinancing	$22,177,650

(1)
Proceeds from sales and repayments of principal includes $79,751,477 of recurring cash flows which are considered return of capital on portfolio investments.

See accompanying notes to the consolidated financial statements
18

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
1.
ORGANIZATION

Eagle Point Credit Company (the “Company”) is an externally-managed, non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has elected to be treated, and to qualify, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes.
The Company’s primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. The Company seeks to achieve these objectives by investing primarily in equity and junior debt tranches of collateralized loan obligations (“CLOs”). The Company also invests in other securities consistent with its investment objectives, including portfolio debt securities, infrastructure credit, regulatory capital relief transactions, asset-backed securities and other credit instruments.
The Company was formed on March 24, 2014, and commenced operations on June 6, 2014. The Company completed its initial public offering on October 7, 2014, and the Company’s common shares began trading on the New York Stock Exchange (the “NYSE”) under the symbol “ECC” on October 8, 2014.
On May 22, 2026, the Company converted from a Delaware corporation to a Delaware statutory trust.
Eagle Point Credit Management LLC (the “Adviser”) serves as the investment adviser of the Company and manages the Company’s investments, subject to the supervision of the Company’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Eagle Point Administration LLC, an affiliate of the Adviser, serves as the administrator of the Company (the “Administrator”).
The Company has three wholly-owned subsidiaries: Eagle Point Credit Company Sub (Cayman) Ltd. (“Sub I”), a Cayman Islands exempted company; Eagle Point Credit Company Sub II (Cayman) Ltd (“Sub II”), a Cayman Islands exempted company; and Eagle Point Credit Company Sub II (US) LLC (“Sub II US”), a Delaware limited liability company. These subsidiaries have been organized to hold certain of the Company’s investments for legal, regulatory and tax purposes. All intercompany accounts and transactions have been eliminated upon consolidation. As of September 30, 2026, Sub I, Sub II and Sub II US held 18%, 4% and 3% of the Company’s total assets, respectively.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Company is an investment company and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Items included in the consolidated financial statements are measured and presented in U.S. dollars.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts included in the consolidated financial statements and accompanying notes as of the reporting date. The most significant estimate inherent in the preparation of the consolidated financial statements is the valuation of the Company’s investments. Actual results may differ from those estimates.
Operating Segments
The Company has a single reportable segment with investment objectives described in Note 1 “Organization”. The chief operating decision maker (“CODM”) of the Company is comprised of the Company’s Chief Executive Officer and Chief Financial Officer.
19

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Key financial information used by the CODM to assess the Company’s performance and make operational decisions, including the Company’s portfolio composition, total return, changes in net assets and expense ratios, is consistent with the presentation within the Company’s consolidated financial statements. Segment assets are reflected as “Total Assets” on the accompanying Consolidated Statement of Assets and Liabilities and significant segment expenses are listed on the Consolidated Statement of Operations.
Securities Transactions
The Company records the purchase and sale of securities on the trade date. Realized gains and losses on investments sold are recorded based on the specific identification method.
In certain circumstances where the Adviser determines it is unlikely to fully amortize a CLO equity or CLO debt investment’s remaining amortized cost, such remaining cost is written down to current fair value and recognized as a realized loss in the Consolidated Statement of Operations.
Foreign Currency Transactions
The Company does not isolate the portion of its results of operations attributable to changes in foreign exchange rates from those arising due to fluctuations in market prices of investments denominated in foreign currencies. These combined effects are included with the net change in unrealized appreciation (depreciation) on investments, foreign currency, cash and cash equivalents.
Reported net realized foreign exchange gains or losses may arise from sales of foreign currency, currency gains or losses occurring between trade and settlement dates on investment transactions and differences between the recorded amounts of dividends and interest income and the U.S. dollar equivalent of the amounts actually received.
Cash, Cash Equivalents and Restricted Cash
The Company defines cash and cash equivalents as cash and short-term, highly liquid investments with original maturities of three months or less from the date of purchase. The Company maintains its cash in bank accounts, which, at times, may exceed federal insured limits. The Adviser monitors the performance of the financial institutions where the accounts are held to manage associated risk.
Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held for meeting short-term liquidity requirements, rather than for investment purposes. Cash equivalents are classified as Level I in the fair value hierarchy. As of September 30, 2026, the Company held no cash equivalents.
Restricted cash represents amounts subject to legal or contractual restrictions imposed by third parties, including limitations on withdrawal or use. These restrictions may require the funds to be used for a specified purpose or limit the purpose for which the funds can be used. The Company considers cash collateral posted with counterparties in connection with foreign currency contracts to be restricted cash. As of September 30, 2026, the Company held restricted cash of $7.1 million associated with forward currency contracts.
Forward Currency Contracts
The Company may enter into forward currency contracts to manage the Company’s exposure to foreign currencies in which some of the Company’s investments are denominated. A forward currency contract is an agreement between the Company and a counterparty to buy and sell a currency at an agreed-upon exchange rate and on an agreed-upon future date.
20

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Forward currency contracts are recorded at fair value, with the change in fair value recognized as unrealized appreciation (depreciation) on forward currency contracts on the Consolidated Statement of Assets and Liabilities. Realized gains or losses from the settlement of forward currency contracts are reported on the Consolidated Statement of Operations.
Cash amounts pledged as collateral in connection with forward currency contracts are considered restricted.
Participation Agreements
The Company enters into participation agreements whereby it transfers economic interests in certain portfolio investments to third-party participants while retaining legal title to the underlying assets. The accounting treatment for these arrangements depends on the specific terms and economic substance of each agreement.
For certain participation agreements, the Company records the proceeds received as a liability on the Consolidated Statement of Assets and Liabilities titled “Investments sold under participation agreements, at fair value” in accordance with ASC Topic 860, Transfers and Servicing. Under these arrangements, the underlying investments continue to be carried at fair value, and the Company recognizes interest income on the full investment amount while recording corresponding interest expense on the participation liability. The participation liabilities are carried at fair value and bear interest at rates determined by the underlying investment terms. Unrealized gains and losses on participation liabilities are included in net change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents on the Consolidated Statement of Operations. Realized gains and losses on participation liabilities are included in net realized gain (loss) on investments, foreign currency and cash equivalents on the Consolidated Statement of Operations. As of September 30, 2026, participation liabilities totaled $15.6 million as a result of participation interests sold.
For other participation agreements where the economic terms result in a proportionate transfer of risk and reward, the Company reduces the carrying value of the underlying investment by the participation amount sold. Under these arrangements, no separate liability is recorded, and the net investment position reflects the Company’s retained economic interest. As of September 30, 2026, the Company did not hold such participation agreements.
The Company retains servicing responsibilities for all participation arrangements and has no obligation to repurchase participations or provide additional collateral beyond the investments subject to the participation agreements.
Temporary Equity
The Company’s “Perpetual Preferred Shares” (listed below) are accounted for in the Company’s Consolidated Statement of Assets and Liabilities as temporary equity in accordance with FASB ASC Topic 480-10-S99, Distinguishing Liabilities from Equity (“ASC 480”), which requires preferred stock that is contingently redeemable upon an occurrence of an event outside the Company’s control to be classified as temporary equity. The following are currently outstanding Perpetual Preferred Shares of the Company:
•
6.75% Series D Perpetual Preferred Shares (the “Series D Perpetual Preferred Shares”)

•
7.00% Series AA Convertible Perpetual Preferred Shares (the “Series AA Convertible Perpetual Preferred Shares”)

•
7.00% Series AB Convertible Perpetual Preferred Shares (the “Series AB Convertible Perpetual Preferred Shares” and collectively with the Series AA Convertible Perpetual Preferred Shares, the “Convertible Perpetual Preferred Shares”)

21

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
The Perpetual Preferred Shares are recorded net of deferred issuance cost, which consists of fees and expenses incurred in connection with the issuance of the Perpetual Preferred Shares, and net of issuance premiums or discounts, if any. Deferred issuance cost is amortized into expense when it is probable the Perpetual Preferred Shares becomes redeemable in the future.
Deferred issuance costs on the Convertible Perpetual Preferred Shares are amortized using the effective interest method due to the probable likelihood of holder optional or death related redemptions occurring. The Convertible Perpetual Preferred Shares are recorded net of unamortized deferred issuance costs.
As of September 30, 2026, no Series D Perpetual Preferred Shares deferred issuance costs have been amortized.
Distributions paid and amortization of deferred issuance costs on the preferred shares treated as temporary equity are included in the Consolidated Statement of Operations as a component of net increase (decrease) in net assets resulting from operations attributable to common shareholders.
The following table presents the distributions and amortization of deferred issuance cost related to the Perpetual Preferred Shares for the nine months ended September 30, 2026:
Amounts in millions
	Series D Perpetual Preferred Shares	Series AA Convertible Perpetual Preferred Shares	Series AB Convertible Perpetual Preferred Shares	Total
Distributions (Including Accrued Distributions)	$5.3	$7.7	$0.4	$13.4
Amortization of Deferred Issuance Costs	—	4.8	0.1	4.9
Total Distributions (Including Accrued Distributions) and Amortization of Deferred Issuance Costs	$5.3	$12.5	$0.5	$18.3
See Note 7 “Preferred Shares” for further discussion relating to the Perpetual Preferred Shares issuances.
Other Financial Assets and Financial Liabilities at Fair Value
The Fair Value Option (“FVO”) under FASB ASC Subtopic 825-10, Fair Value Option (“ASC 825”), allows companies to make an irrevocable election to measure certain financial assets and liabilities at fair value on the initial and subsequent accounting reporting dates. This election is made on an instrument-by-instrument basis and must be applied to an entire instrument. Assets and liabilities measured at fair value are reported separately from those instruments measured using another accounting method. Additionally, changes in fair value attributable to instrument-specific credit risk on financial liabilities for which the FVO is elected are presented separately in other comprehensive income.
Upfront offering costs related to instruments for which the FVO is elected, including costs associated with issuances under the Company’s at-the-market (“ATM”) program, are recognized in earnings as incurred and are not deferred.
The Company has elected to apply the FVO under ASC 825 to the following instruments during the nine months ended September 30, 2026:
•
6.6875% Unsecured Notes due 2028 (the “Series 2028 Notes”)

•
5.375% Unsecured Notes due 2029 (the “Series 2029 Notes”)

•
7.75% Unsecured Notes due 2030 (the “Series 2030 Notes”)

22

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
•
6.75% Unsecured Notes due 2031 (the “Series 2031 Notes” and collectively with the Series 2028 Notes, Series 2029 Notes and Series 2030 Notes, the “Unsecured Notes”)

•
6.50% Series C Term Preferred Shares due 2031 (the “Series C Term Preferred Shares”)

•
8.00% Series F Term Preferred Stock due 2029 (the “Series F Term Preferred Stock” and collectively with the Series C Term Preferred Shares, the “Term Preferred Shares”)

The primary reason for electing the FVO is to reflect economic events in the same period in which they occur and to simplify financial reporting and presentation.
Repurchase of Debt Securities
The Company records any gains resulting from the repurchase of the Company’s Preferred Shares and Unsecured Notes at a discount through open market transactions and subsequent redemptions or retirement as a realized gain or loss in the Consolidated Statement of Operations.
Investment Income Recognition
Interest Income from Investments
Interest income from debt securities is recorded using the accrual basis of accounting to the extent such amounts are expected to be collected.
Premiums and discounts on investments in debt securities are amortized or accreted, respectively, using the effective interest method and are included in interest income. The Company applies the provisions of Accounting Standards Update No. 2017-08 Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) in calculating amortization of premium for applicable investments.
In certain circumstances, all or a portion of interest income from a given investment may be paid in the form of additional investment principal, often referred to as payment-in-kind (“PIK”) interest. PIK interest is included in interest income and interest receivable through the PIK capitalization date. On the capitalization date, the PIK component of interest receivable is capitalized as additional principal of the investment, which is subject to fair value determination, and the PIK interest rate is applied to the entire principal balance of the applicable investment. To the extent the Company does not believe it will ultimately be able to collect capitalized PIK interest, the investment will be placed on non-accrual status, and previously recorded capitalized PIK interest will be reversed. During the nine months ended September 30, 2026, the Company recognized $3.1 million of investment income attributable to PIK interest.
Investment income from investments in the equity tranche securities of CLO, collateralized fund obligations (“CFO”), rated feeder funds, and certain other investments (such as fee rebates) is recognized using the effective interest method, in accordance with ASC Topic 325-40, Beneficial Interests in Securitized Financial Assets. Under the effective interest method, income is recognized based on an effective yield derived from cash flows projected to the expected call date. Income recognized but not yet distributed is included in interest receivable. When cash is distributed, any difference between the cash distributed and the income recognized is recorded as an adjustment to the cost basis of the investment. It is the Adviser’s policy to update the effective yields at the initiation of each investment and each subsequent quarter thereafter.
The Company recognizes the interest income from loan accumulation facilities (“LAFs”) in accordance with the guidance noted in ASC Topic 325-40-35-1, Beneficial Interest in Securitized Financial Assets, which states that the holder of a beneficial interest in securitized financial assets shall determine interest income over the life of the beneficial interest in
23

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
accordance with the effective yield method, provided such amounts are expected to be collected. FASB ASC 325-40-20 further defines “beneficial interests,” among other things, as “rights to receive all or portions of specified cash inflows received by a trust or other entity.” FASB ASC 325-40-15-7 also states that for income recognition purposes, beneficial interests in securitized financial assets (such as those in LAFs) are within the scope of ASC 325-40 because it is customary for certain industries, such as investment companies, to report interest income as a separate item in their income statements even though the investments are accounted for at fair value. For the nine months ended September 30, 2026, the Company recorded $5.0 million in interest income from LAFs.
The Company may invest in debt instruments that include a multiple of invested capital (“MOIC”) feature, which entitles the Company to receive at least a specified multiple of the capital it has funded. The MOIC amount is generally payable upon prepayment, repayment at maturity or acceleration of the investment, and is calculated as the specified multiple of the capital funded by the Company, less amounts previously received on the investment, which may include interest and fees.
To the extent a MOIC amount is fixed or determinable and payable no later than the contractual maturity of the debt investment, such amount is included in the determination of the investment’s effective yield and is accreted into interest income over the life of the investment using the effective interest method. A MOIC amount that is contingent upon future events is recognized in interest income upon resolution of the contingency. MOIC amounts on debt investments are included in interest income and are not recognized as realized gains.
During the nine months ended September 30, 2026, certain of the Company’s debt investments were refinanced, resulting in $22.2 million of earned but uncollected MOIC amounts being capitalized into the cost basis of the refinanced investments through non-cash transactions.
Certain of the Company’s equity investments contain provisions entitling the Company to a minimum return upon redemption or other exit event. Because these investments are equity securities rather than debt securities or beneficial interests, the effective interest method does not apply, and the minimum return is not accreted into income. Such investments are carried at fair value, and the minimum return is treated as a gain contingency in accordance with ASC 450-30. Any amount received in excess of the investment’s cost basis is recognized as a realized gain upon redemption or other exit event.
Other Income
Other income includes the Company’s share of income under fee rebate agreements, commitment fees on unfunded investment commitments, and other fees earned in conjunction with investing activities. Other fees are recognized when the Company satisfies its performance obligations in accordance with ASC Topic 606, Revenue from Contracts with Customers, or becomes contractually entitled to receive payment, as applicable.
Dividend Income
Dividend income represents dividend income from the Company’s investments in common stock and is recorded on the ex-dividend date.
Expenses, Offering Cost and Deferred Financing and Issuance Costs
Expense Recognition
Expenses are recorded on the accrual basis of accounting.
Offering Expenses
Offering expenses associated with the issuance of the Company’s common shares, inclusive of expenses incurred associated with offerings under the ATM program, are charged to paid-in-capital at the time the shares are sold in
24

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
accordance with guidance noted in FASB ASC Topic 946-20-25-5, Investment Companies — Investment Company Activities — Recognition.
Interest Expense
Interest expense includes the distributions paid on the Term Preferred Shares and interest paid on the Unsecured Notes. Interest expense also includes the amortization of issuance premiums and discounts associated with the issuance of the Term Preferred Shares.
The following table summarizes the components of interest expense for the nine months ended September 30, 2026:
Amounts in millions
	Series C Term Preferred Shares	Series F Term Preferred Stock	Series 2028 Notes	Series 2029 Notes	Series 2030 Notes	Series 2031 Notes	Total
Interest Expense	$2.3	$0.4	$0.8	$3.8	$6.7	$0.9	$14.9
Amortization of Issuance (Premium) Discount	—	0.0	—	—	—	—	0.0
Total Interest Expense(1)	$2.3	$0.4	$0.8	$3.8	$6.7	$0.9	$14.9

(1)
Amounts may not foot due to rounding.

See Note 7 “Preferred Shares” and Note 8 “Unsecured Notes” for further discussion relating to the Term Preferred Shares and Unsecured Notes, respectively.
Issuance Premiums and Discounts
Issuance premiums and discounts on liabilities consist of premiums received or discounts provided in connection with the issuance of the Term Preferred Shares as part of the Company’s ATM program. In accordance with FASB ASC Topic 835-30-35-2, the issuance premiums and discounts are capitalized at the time of issuance and amortized using the effective interest method over the term of the Term Preferred Shares. Amortization of issuance premiums or discounts are reflected in interest expense in the Consolidated Statement of Operations.
Prepaid Expenses
Prepaid expenses generally consist of insurance premiums, filing fees, shelf registration expenses and ATM program expenses. Prepaid shelf registration expenses and ATM program expenses represent fees and expenses incurred in connection with the initial registration of the Company’s current shelf registration and ATM program. Such costs are allocated pro-rata based on the amount issued relative to the total respective offering amount to paid-in-capital or expense depending on the security being issued pursuant to the shelf registration and ATM program. Subsequent costs incurred to maintain the Company’s ATM program are expensed as incurred. Any unallocated prepaid expense balance associated with the shelf registration and the ATM program is accelerated into expense at the earlier of the end of the program period or at the effective date of a new shelf registration or ATM program.
Federal and Other Taxes
The Company intends to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to shareholders. To qualify for RIC tax treatment, among other requirements, the Company is required to distribute at least 90% of its investment company taxable income, as defined by the Code. The Company has adopted November 30th as its fiscal tax year end.
Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences
25

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term capital gains as ordinary income for federal income tax purposes. The tax basis components of distributable earnings may differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnerships and passive foreign investment company investments.
As of September 30, 2026, the federal income tax cost and net unrealized depreciation on securities were as follows:
Amounts in millions
Cost for federal income tax purposes	$1,386.3
Gross unrealized appreciation	$22.2
Gross unrealized depreciation	(421.8)
Net unrealized depreciation	$(399.6)
For the nine months ended September 30, 2026, the Company incurred $0.1 million in Delaware franchise tax expense related to the 2026 tax year.
The Company’s wholly-owned subsidiary, Sub II US, has elected to be treated as a corporation for U.S. tax purposes. As such, the subsidiary may be subject to federal, state and local tax in jurisdictions where it operates or is deemed to operate. Sub II US has recorded a deferred tax liability of $2.0 million as of September 30, 2026, which relates to the 2024, 2025 and 2026 tax years.
Distributions to Shareholders
The composition of distributions paid to common shareholders from net investment income and capital gains is determined in accordance with U.S. federal income tax regulations, which differ from U.S. GAAP. Distributions to common shareholders can be comprised of net investment income, net realized capital gains and return of capital for U.S. federal income tax purposes and are intended to be paid monthly.
Distributions payable to common shareholders are recorded as a liability on ex-dividend date. Common shareholders who participate in the Company’s distribution reinvestment plan (the “DRIP”) will have their distributions automatically reinvested in common shares of the Company as of the payment date pursuant to the DRIP. Common shareholders who do not participate in the DRIP generally will receive distributions in cash.
In addition to the regular monthly distributions, and subject to available taxable earnings of the Company, the Company may make periodic special and/or supplemental distributions representing the excess of the Company’s taxable income over the Company’s aggregate monthly distributions paid during the year.
The characterization of distributions paid to common shareholders, as set forth in the Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights, reflect estimates made by the Company for U.S. federal income tax purposes. These estimates are subject to change once the final determination of the source of all distributions has been made and the final tax return has been filed by the Company.
26

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
The following table summarizes the distributions declared and paid by the Company on common shares and preferred shares with record dates during the nine months ended September 30, 2026:
Amounts in millions except per share amounts
	Distribution per Share	Distribution Amount
Common Shares	$0.78	$103.3
Series C Term Preferred Shares	1.22	2.3
Series D Perpetual Preferred Stock	1.27	5.3
Series F Term Preferred Shares	0.17	0.4
Series AA Convertible Perpetual Preferred Shares	1.31	7.7
Series AB Convertible Perpetual Preferred Shares	1.31	0.4

3.
VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with U.S. GAAP and determines fair values in accordance with the provisions of the FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the consolidated financial statements at fair value, which represents the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price).
Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Board has designated the Adviser as “valuation designee” responsible for performing fair value determinations, subject to Board oversight and certain other conditions. In the absence of readily available market quotations, as defined by Rule 2a-5, the Adviser determines the fair value of the Company’s investments in accordance with its written valuation policy, which has been approved by the Board.
Fair value determinations require the application of judgment to the specific facts and circumstances of each investment. While the Company applies a consistent valuation process across similar investment types, there is no single method for determining fair value in good faith. Due to the uncertainty in estimating fair value, the values assigned to investments may differ materially from values that would have been used had an active market for the investments existed.
The Adviser determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction at the measurement date. When considering market participant assumptions in fair value measurements, the following fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments:
•
Level I — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company is able to access as of the reporting date.

•
Level II — Inputs, other than quoted prices included in Level I, that are observable either directly or indirectly as of the reporting date. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

•
Level III — Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.

27

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
In certain cases where inputs used to measure fair value fall into multiple levels of the fair value hierarchy, the classification is based on the lowest level input that is significant to the overall fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.
Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available quoted prices in active market generally require a lesser degree of judgment and have a higher degree of market price observability. Conversely, investments lacking observable market data are valued using Level III inputs, which incorporate the Adviser’s own assumptions (including assumptions the Adviser believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability), as outlined in the Adviser’s valuation policy.
In accordance with ASC Topic 820, the Company may use net asset value (“NAV”) as a practical expedient to estimate the fair value of certain investments that do not have a readily determinable fair value, such as the Company’s investment in joint ventures (“JV”) and limited partnerships. When NAV is used as a practical expedient, those investments are not categorized within the fair value hierarchy.
An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date.
28

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Fair Value Measurement
The following tables summarize the valuation of the Company’s investments measured and reported at fair value under the fair value hierarchy levels as of September 30, 2026:
Fair Value Measurement (in millions)
	Level I	Level II	Level III	Investments measured at NAV	Total
Assets at Fair Value
Investments at Fair Value
CLO Debt	$—	$0.4	$—	$—	$0.4
CLO Equity	—	—	572.1	—	572.1
Loan Accumulation Facilities	—	—	17.9	—	17.9
Asset Backed Securities	—	54.1	9.9	—	64.0
CFO Equity	—	—	42.0	—	42.0
Equity Securities	0.1	0.1	14.1	95.5	109.8
Loans and Notes	—	—	138.5	6.9	145.4
Preferred Stock	—	—	8.5	—	8.5
Rated Feeder Fund Equity	—	—	3.6	—	3.6
Regulatory Capital Relief Securities	—	—	21.8	—	21.8
Royalties	—	—	0.4	—	0.4
Warrants	—	—	0.8	—	0.8
Total Investments at Fair Value(1)	$0.1	$54.6	$829.6	$102.4	$986.7
Other Financial Instruments at Fair Value(2)
Forward Currency Contracts
Unrealized appreciation on forward currency contracts	$—	$1.4	$—	$—	$1.4
Total Forward Currency Contracts(1)	$—	$1.4	$—	$—	$1.4
Liabilities at Fair Value
Unfunded Investment Commitments
Unfunded liabilities, at fair value	$—	$—	$0.0	$—	$0.0
Total Unfunded Investment Commitments(1)	$—	$—	$0.0	$—	$0.0
Other Financial Instruments at Fair Value(2)
Forward Currency Contracts
Unrealized depreciation on forward currency contracts	$—	$0.3	$—	$—	$0.3
Total Forward Currency Contracts(1)	$—	$0.3	$—	$—	$0.3
Term Preferred Shares and Unsecured Notes at Fair Value
Series 2029 Notes	$89.2	$—	$—	$—	$89.2
Series 2030 Notes	114.8	—	—	—	114.8
Series C Term Preferred Shares	44.7	—	—	—	44.7
Total Term Preferred Shares and Unsecured Notes at Fair Value(1)	$248.7	$—	$—	$—	$248.7

(1)
Amounts may not foot due to rounding.

(2)
Other financial instruments at fair value are representative of derivative contracts, such as forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

29

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Significant Unobservable Inputs
The following table summarizes the valuation techniques, quantitative inputs and assumptions used for investments categorized within Level III of the fair value hierarchy as of September 30, 2026:
	Quantitative Information about Level III Fair Value Measurements
Assets	Fair Value (in millions)	Valuation Techniques/ Methodologies	Unobservable Inputs	Range / Weighted Average(1)
CLO Equity	$557.5	Independent Pricing Service(2)	Mid Price	0.01% - 78.88% / 46.01%
CLO Equity	3.4	Discounted Cash Flow	Discount Rate(3)	27.50%, 35.00%
Asset Backed Securities	9.9	Discounted Cash Flow	Discount Rate(3)	8.41%
CFO Equity	42.0	Discounted Cash Flow	Discount Rate	19.93% - 36.07% / 29.19%
Equity Securities	14.0	Discounted Cash Flow	Discount Rate	13.25% - 21.25% / 20.95%
Equity Securities	0.1	Waterfall, Guideline Public Company Method	Share Price(3)	$10.43
Loans and Notes	132.9	Discounted Cash Flow	Discount Rate	8.33% - 40.89% / 19.89%
Preferred Stock	2.7	Discounted Cash Flow	Discount Rate	12.00% - 17.82% / 17.28%
Preferred Stock	0.5	FINCAD Convertible Model	Discount Rate(3)	18.86%
			Volatility(3)	40.00%
			Share Price(3)	$10.43
			Risk Free Rate(3)	4.99%
			Time to Liquidity (in years)(3)	5.23
Preferred Stock	1.2	Guideline Public Company	Next Fiscal Year Revenue Multiple(3)	1.075x
			Next Fiscal Year Adj EBITDA Multiple(3)	8.50x
			Volatility(3)	60.00%
			Time to Expiry (in years)(3)	5.00
			Risk Free Rate(3)	4.80%
Rated Feeder Fund Equity	3.6	Discounted Cash Flow	Discount Rate(3)	23.16%
Regulatory Capital Relief Securities	21.8	Discounted Cash Flow	Discount Rate	9.57% - 12.26% / 11.16%
			Constant Default Rate	0.00% - 10.94% / 4.98%
			Constant Prepayment Rate	0.00% - 18.78% / 9.64%
			Loss Severity	0.00% - 49.08% / 34.59%
Royalties	0.4	Discounted Cash Flow	Discount Rate(3)	18.25%
Warrants	0.4	Guideline Public Company	Next Fiscal Year Revenue Multiple(3)	1.075x
			Next Fiscal Year Adj EBITDA Multiple(3)	8.50x
			Volatility(3)	60.00%
			Time to Expiry (in years)(3)	5.00
			Risk Free Rate(3)	4.80%
Warrants	0.1	Simplified Scenario Analysis	Probability(3)	1.00% - 2.00%
			Risk Free Rate(3)	4.40%
Warrants	0.3	Waterfall, Guideline Public Company Method	Share Price(3)	$10.43
Total Fair Value of Level III Investments(4)	$790.8
30

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
(1)
Weighted average calculations are based on the fair value of investments.

(2)
The Company uses an independent pricing service to value CLO Equity investments. The pricing service applies a methodology incorporating market data, including trustee reporting, executable bids, broker quotes from dealers with two-sided markets and transaction activity from comparable securities to those being valued.

(3)
Range not shown as only one position is included in category.

(4)
Amounts may not foot due to rounding.

Unobservable inputs and assumptions are reviewed at each measurement date and updated as necessary to reflect current market conditions. The table presented is not intended to be all-inclusive, but rather provides information on significant Level III inputs relevant to the Company’s fair value measurements as of the reporting date. In addition to the techniques and inputs outlined in the preceding table, the Adviser may use other valuation techniques and methodologies when determining the fair value of the Company’s investments, as permitted under the Adviser’s valuation policy approved by the Board.
Changes in the unobservable inputs and assumptions can have an impact on the fair value measurement, specifically:
•
Increases (decreases) in the default rate and discount rate, in isolation, would generally result in a lower (higher) fair value measurement.

•
Changes in the prepayment rate may result in a higher or lower fair value, depending on the circumstances.

•
Generally, a change in the default rate assumption may be accompanied by a directionally opposite change in the assumption used for the prepayment and recovery.

Certain of the Company’s Level III investments have been valued using unadjusted inputs that have not been internally developed by the Adviser, including third-party transactions, recent market transactions and data reported by trustees. As a result, investments with a fair value of $38.8 million have been excluded from the preceding table.
31

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Change in Investments Classified as Level III
The following table includes additional information pertaining to financial instruments classified within Level III for the nine months ended September 30, 2026:
Amounts in millions
	CLO Equity	Loan Accumulation Facilities	Asset Backed Securities	CFO Equity	Equipment Financing	Equity Securities
Balance as of January 1, 2026	$892.9	$55.2	$16.0	$57.7	$1.4	$0.8
Purchases of investments	61.5	19.7	9.9	3.8	—	13.0
Proceeds from sales or maturity of investments	(225.3)(1)	(57.5)	(16.0)	—	(1.4)	—
Non-cash transfer of assets in exchange for equity interest in investment company	(4.0)	—	—	—	—	—
Payment-in-kind interest	—	—	—	—	—	—
Interest income capitalized upon refinancing	—	—	—	—	—	—
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	(153.0)	0.5	—	(19.5)	—	0.4
Balance as of September 30, 2026(2)	$572.1	$17.9	$9.9	$42.0	$—	$14.2
Change in unrealized appreciation (depreciation) on investments still held as September 30, 2026	$(114.2)	$(0.0)	$—	$(19.5)	$—	$(0.1)
	Loans and Notes	Preferred Stock	Rated Feeder Fund Equity	Regulatory Capital Relief Securities	Royalties	Warrants	Total
Balance as of January 1, 2026	$67.8	$3.0	$1.2	$107.6	$—	$0.3	$1,203.9
Purchases of investments	184.3	5.3	2.7	10.0	0.4	0.5	311.1
Proceeds from sales or maturity of investments	(137.0)	—	—	(3.9)	—	—	(441.1)
Non-cash transfer of assets in exchange for equity interest in investment company	—	—	—	(90.6)	—	—	(94.6)
Payment-in-kind interest	3.4	0.1	—	—	—	—	3.5
Interest income capitalized upon refinancing	22.2	—	—	—	—	—	22.2
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	(2.3)	0.1	(0.3)	(1.3)	—	—	(175.4)
Balance as of September 30, 2026(2)	$138.4	$8.5	$3.6	$21.8	$0.4	$0.8	$829.6
Change in unrealized appreciation (depreciation) on investments still held as September 30, 2026	$(1.7)	$0.1	$(0.3)	$(1.7)	$—	$—	$(137.4)

(1)
Includes $79.8 million of return of capital on CLO equity investments from recurring cash flows and distributions from called deals.

(2)
Amounts may not foot due to rounding.

32

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Net realized gains or losses recorded for Level III investments are reported in the net realized gain (loss) on investments, foreign currency and cash equivalents balance in the Consolidated Statement of Operations. Net changes in unrealized appreciation or depreciation are reported in the net change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents balance in the Consolidated Statement of Operations.
Fair Value — Valuation Techniques and Inputs
The Adviser has established valuation processes and procedures to ensure the valuation techniques are fair and consistent and valuation inputs are supportable. Oversight of the valuation process is conducted by the Adviser’s Valuation Committee, comprised of senior personnel of the Adviser, the majority of which are not members of the Company’s portfolio management function. The Valuation Committee is responsible for overseeing the implementation of the Adviser’s written valuation policies, and evaluating the overall fairness and consistency of the valuation process. The Valuation Committee reviews and approves the fair value determinations of the Company’s portfolio investments on an at least monthly basis.
Valuation of CLO Investments and Traded Asset-Backed Securities
The Company’s investments in CLO debt, CLO equity and traded asset-backed securities are generally valued using evaluated prices from an independent pricing service. The pricing service’s methodology incorporates, as applicable, trustee reports, executable bids, broker quotes and transaction activity in comparable securities. CLO equity is generally categorized as Level III. CLO debt and traded asset-backed securities are generally categorized as Level II.
Valuation of Loan Accumulation Facilities
LAFs acquire loans on an interim basis ahead of an expected CLO transaction and are generally valued using the income approach. When the governing documents require the loans to transfer to the CLO at cost plus accrued interest, fair value equals the principal invested plus the Company’s share of net investment income and realized gains or losses reported by the trustee. When the loans are expected to transfer at market value or a CLO transaction is no longer expected, fair value also reflects the Company’s share of unrealized gains or losses on the underlying loans. LAFs are categorized as Level III.
Valuation of Structured Credit and Fund Finance Investments
The Company’s investments in CFO equity, rated feeder fund equity, private asset-backed securities and regulatory capital relief securities are generally valued by an independent valuation agent using the income approach, which projects the underlying cash flows and discounts them at a market-based rate. Cash flow projections also reflect assumed defaults, losses and timing in the underlying collateral where appropriate. These investments are generally categorized as Level III.
Valuation of Private Credit Investments
The Company’s investments in loans and notes, equipment financing, royalties and other private credit investments are generally valued by an independent valuation agent using the income approach, which projects the underlying cash flows and discounts them at a market-based rate. The valuation agent may also weigh multiple scenarios, such as refinancing, extension or recovery outcomes, rather than relying on a single case. These investments are generally categorized as Level III.
Valuation of Equity and Equity-Linked Investments
The Company’s investments in private equity, preferred stock and warrants are generally valued by an independent valuation agent using market or income approaches, including option pricing models for warrants and convertible preferred stock. These investments are generally categorized as Level III. Investments traded on a national securities exchange are valued at their last reported closing price and categorized as Level I.
33

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Valuation of Joint Venture Investments and Limited Partnership Interests
JV investments consist of common stock and senior unsecured notes issued by a JV entity. Limited partnership interests consist of limited partnership interests in investment funds. The Company values such investments using NAV as a practical expedient, unless it is probable that the Company will sell a portion of the investment at an amount different from NAV.
Valuation of Unsecured Notes and Term Preferred Shares
The Unsecured Notes and Term Preferred Shares are classified as Level I within the fair value hierarchy and are valued at their official closing price, as reported by the NYSE.
Valuation Oversight
Independent valuation agents provide valuation ranges and supporting reports for the investments they value. The Adviser’s Risk and Valuation Team, which operates independently of the investment team, reviews these valuations for reasonableness and consistency, taking into account, among other factors, relevant market data, comparable investments, broker quotations and investment-specific information. The Risk and Valuation Team may recommend adjustments based on its review and communicate those recommendations to the applicable valuation agent for consideration.
Between valuation dates, the independent valuation agents and the Risk and Valuation Team monitor market movements and other developments that may affect investment valuations. As part of this process, the Risk and Valuation Team reviews investment prices daily and monitors investment-specific developments, including financial performance, compliance reporting, payment activity and credit rating changes. Significant market movements or other material developments, such as changes in pricing sources, may result in interim valuation updates. Pricing service prices are also evaluated against objective measures, including moves in relevant market benchmarks, comparable securities and broker quotations. Prices that fall outside set tolerances on these measures are reviewed, with any proposed changes submitted to the pricing service.
Investment Risk Factors
The following list is not intended to be a comprehensive list of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.
Risks of Investing in CLOs and Other Structured Debt Securities
CLOs and similar structured finance securities in which the Company invests are backed by a pool of credit-related assets that serve as collateral. Accordingly, such securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Company as investor in the equity tranche. Compression of credit spreads on a CLO’s underlying senior secured loans, absent a commensurate (in timing or magnitude) refinancing or reset of the CLO’s liabilities, would generally reduce the residual cash flows available to the CLO equity. In addition, there is a risk that majority lenders to an underlying loan or other debt instrument held by a CLO or structured finance security could amend or otherwise modify the loan or debt instrument to the detriment of the CLO or structured finance security (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s or structured finance security’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s or structured finance security’s investment and, ultimately, the Company. In addition, CLOs and structured finance securities present risks related to the capability of the servicer of
34

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
the securitized assets. CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee or other servicer does not properly carry out its duties to the CLO or structured finance security, potentially resulting in loss. CLOs and certain structured finance securities are also inherently leveraged vehicles and therefore subject to leverage risk.
The Company may also invest in structured securities that are collateralized by other types of assets. For example, the Company may invest in collateralized fund obligations (“CFOs”) or rated feeders, which typically consist of tranches of notes and/or equity issued by a special purpose vehicle that holds limited partnership interests in one or more private funds. Investments in CFOs and rated feeders are generally subject to the risks applicable to the underlying fund collateral, including uncertainty as to the amount and timing of underlying fund distributions, transfer restrictions and general illiquidity of underlying fund investments, dependence of the performance of the underlying funds’ general partner and key personnel, leverage risks, and general market and economic factors.
Subordinated Securities Risk
Certain securities in which the Company invests, including equity and junior debt tranches of CLOs, CFOs, and other structured securities, are subordinate to more senior tranches. These securities are subject to increased risks of default relative to the holders of superior priority interests in the same issuer. In addition, at the time of issuance, certain securities, including CLO equity securities and certain CFO securities, are under-collateralized in that the face amount of the debt and equity at inception exceeds the issuer’s total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs, CFOs, and similar securities in which the Company is invested.
High Yield Investment Risk
Certain investments of the Company, including CLO equity and junior debt securities, are rated below investment grade or unrated. Such securities are sometimes referred to as “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying certain investments, including CLOs, may also be higher yield investments. Investing in such investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.
Leverage Risk
The use of leverage, whether directly or indirectly through investments such as CLOs, CFOs, and other subordinated instruments that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities, in particular, are very highly leveraged (with CLO equity securities typically being leveraged ten times). The CLO securities and other inherently leveraged instruments in which the Company invests are subject to a high degree of risk of loss.
Credit Risk
If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price would be adversely impacted. Additionally, interest on a CLO or other credit investment may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Risks of Default on Underlying Assets
A default and any resulting loss on an underlying asset will reduce its fair value and, consequently, the fair value of the related investment and the Company’s portfolio. A wide range of factors could adversely affect the ability of the issuer
35

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
of an underlying asset to make interest or other payments on that asset. Any defaults and losses will have a negative impact on the fair value of the Company’s investments and will reduce the cash flows that the Company receives from its investments.
Key Personnel Risk
The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.
Conflicts of Interest Risk
The Company’s executive officers and trustees, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Adviser’s Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours and may have conflicts of interest in allocating their time. Moreover, each member of the Adviser’s Senior Investment Team is engaged in other business activities which divert their time and attention from the Company. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures.
Prepayment Risk
The assets underlying the CLO securities and certain other asset-backed issuers in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, these securities are subject to prepayment risk. If the Company or a CLO collateral manager (or other applicable asset manager) are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted. Other debt instruments in which the Company invests are also subject to prepayment risk, particularly where the instrument has passed or is not subject to a “non-call” period.
Liquidity Risk
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.
Incentive Fee Risk
The Company’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Company’s performance.
Fair Valuation of the Company’s Portfolio Investments Risk
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.
36

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Limited Investment Opportunities Risk
The market for CLO securities and certain other credit assets in which the Company invests is more limited than the market for other credit-related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. An increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
Non-Diversification Risk
The Company is a non-diversified investment company under the 1940 Act and expects to hold fewer investments than a diversified fund under the 1940 Act.
Market Risk
Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide.
Loan Accumulation Facilities Risk
The Company may invest in loan accumulation facilities (“LAFs”), which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.
Synthetic Investments Risk
The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, the Company will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subjects the Company to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
37

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Regulatory Capital Relief Investments Risk
Regulatory capital relief investments are credit risk transfers (“CRTs”) or significant risk transfers (“SRTs”). These transactions enable a bank or other issuer to transfer the credit risk associated with a pool of underlying obligations (or “reference assets”) to investors, such as the Company, in order to obtain regulatory capital relief, risk limit relief, and/or credit risk hedging with respect to the reference assets. Under these transactions, a third-party investor (e.g., the Company), agrees to absorb losses on a designated loan portfolio in exchange for a protection payment. By transferring the risk of credit losses from these assets away from a bank’s balance sheet, the bank can reduce the amount of regulatory capital it is required to hold against the reference assets without having to take actions such as selling assets or raising equity capital. Under any such trades into which the Company enters, the Company will be exposed to the credit risk of the underlying portfolio, and if the loans in the portfolio default, which may be more likely if there is a general deterioration in credit markets, the principal of the Company’s credit-linked notes will be used to cover the losses. There may be a risk that the international regulatory framework for banks (known as “Basel III”) of the Bank for International Settlements, when fully implemented, may discourage such regulatory capital relief trades and/or may force banks to unwind some or all existing transactions.
Infrastructure Sector Risk
Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Company. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, increasing the risk of default of the Company’s debt investments in Infrastructure Assets and causing the value of any related equity investments to decline. This could have a material adverse effect on the Company’s performance.
Asset-Based Finance Investments Risk
The Company may invest in asset-based finance (“ABF”) investments, which are credit instruments in which repayment is supported by cash flows generated by a defined pool of financial or operating assets rather than the general credit of a corporate borrower. ABF investments may include, among others, loans, notes, receivables, leases, and other structured credit instruments backed by assets such as equipment, vehicles, inventory, intellectual property, payment streams, contractual receivables, or other assets. These investments may be originated directly or acquired through secondary transactions and may be held in various forms, including whole loans, loan participations, asset-backed securities, or other structured instruments. The value of ABF investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. ABF investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Company may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with ABF investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment, and broader economic and market conditions. These factors may reduce the Company’s returns or result in losses.
Real Estate Investment-Related Risks
The Company may invest in securities or instruments backed by real estate or issued by REITs or other real estate-related issuers, which investments will be subject to the risks incident to the ownership and operation of real estate.
38

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Such risks include the risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of over-building); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental, and zoning laws and regulations; various uninsured or uninsurable risks; the ability of clients or third-party borrowers to manage the real properties; and natural disasters and events such as COVID-19. Developments such as migration away from urban centers, an increase in work-from-home and greater reliance on telecommuting technologies, e-commerce and remote learning may result in long-lasting and fundamental changes in the demand for residential and commercial real estate in various locales. A shrinking tax base and a rise in budget deficits may compel certain state and local governments to implement property tax increases, which may have a detrimental effect on companies in the real-estate related sector.
Investments in Unsecured Debt
Certain of the Company’s investments are expected to constitute unsecured debt. While unsecured debt ranks senior to common stock or preferred equity of an issuer, unsecured debt effectively ranks subordinate in priority of payment to secured debt and may not have the benefit of financial covenants common for secured debt. Unlike secured debt, unsecured debt does not have the benefit of a lien with respect to specific collateral. In any liquidation, dissolution, bankruptcy or similar proceeding involving an issuer, the holders of the issuer’s secured debt may assert rights against the assets pledged to secure that debt in order to receive full payment of their debt before the assets may be used to pay other creditors of the issuer, including the Company. Accordingly, unsecured debt typically involves a heightened level of risk of loss of principal.
Investments in Secured Debt
The assets of the portfolio of the Company may include secured debt, which involve various degrees of risk of a loss of capital. The factors affecting an issuer’s secured debt, and its overall capital structure, are complex. Some secured loans may not necessarily have priority over all other debt of an issuer. For example, some secured loans may permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of the syndicate to the company), or involve secured loans only on specified assets of an issuer. Issuers of secured loans may have two tranches of secured debt outstanding each with secured debt on separate collateral. In the event of Chapter 11 filing by an issuer, the U.S. Bankruptcy Reform Act of 1978, as amended, authorizes the issuer to use a creditor’s collateral and to obtain additional credit by grant of a priority lien on its property, senior even to liens that were first in priority prior to the filing, as long as the issuer provides what the presiding bankruptcy judge considers to be “adequate protection” which may but need not always consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor. The imposition of priority liens on the Company’s collateral would adversely affect the priority of the liens and claims held by the Company and could adversely affect the Company’s recovery on the affected debt. Any secured debt is secured only to the extent of its lien and only to the extent of underlying assets or incremental proceeds on already secured assets. Moreover, underlying assets are subject to credit, liquidity, and interest rate risk.
Currency Risk
Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.
Hedging Risk
Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.
39

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Reinvestment Risk
CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
Interest Rate Risk
Fluctuations in interest rates, whether driven by governmental policy, inflation expectations, or other market factors, could adversely affect the Company’s results, including both the level of cash flows the Company generates and the market value of its portfolio investments.
Income from the Company’s investments in floating-rate instruments (including CLO debt securities) will generally rise or fall with changes in the Secured Overnight Financing Rate (“SOFR”) or another applicable benchmark rate.
In a sustained period of elevated interest rates and/or an economic downturn, loan default rates could rise, leading to higher credit losses that may reduce the Company’s cash flow, the fair value of its assets, and its operating results. Conversely, a significant decline in interest rates could decrease portfolio income over time as loans reprice at lower coupons.
An increase in interest rates may also negatively affect the value of the Company’s fixed-rate investments, such as high-yield bonds, and could increase the Company’s own financing costs to the extent it issues floating rate debt or refinances fixed-rate debt or preferred equity at higher rates in the future, thereby reducing net investment income.
Refinancing Risk
If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common shares would not benefit from the potential for increased returns on equity that incurring leverage creates.
Risks Relating to the Convertible Perpetual Preferred Shares Conversion Feature
The price of the Company’s common shares on the NYSE constantly fluctuates. Because the Convertible Perpetual Preferred Shares are convertible into the Company’s common shares based on a conversion price, which in turn is based on the price of the Company’s common shares, volatility or declining prices for the Company’s common shares during the period between when a holder delivers a notice of conversion (including the period in which the conversion price is determined) and the date shares delivered as settlement on conversion (which settlement may be in cash, the Company’s common shares or a combination thereof) are actually received by the holder could result in a holder receiving such shares at a time when the trading price thereof is significantly lower than the trading price of the Company’s common shares was at the time such holder delivered such notice of conversion or significantly lower than the trailing five-day volume weighted average price used to calculate the conversion price (as described further in the prospectus supplement for the Convertible Perpetual Preferred Shares). Such volatility or declining prices could also
40

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
have a similar effect on the value of the Convertible Perpetual Preferred Shares or the trading price thereof, when and if the Convertible Perpetual Preferred Shares are listed on a national securities exchange.
The price of the Company’s common shares may fluctuate as a result of a variety of factors, many of which are beyond the Company’s control and may not be directly related to the Company’s ongoing performance. The factors include, but are not limited to: price and volume fluctuations in the overall stock market from time to time; investor demand for the Company’s common shares; significant volatility in the market price and trading volume of securities of registered closed-end management investment companies or other companies in the Company’s sector, which are not necessarily related to the operating performance of these companies; changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies; the Company’s failure to qualify as a RIC or the loss of RIC status; any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts; changes, or perceived changes, in the value of our portfolio investments; departures of any members of the Adviser’s Senior Investment Team; operating performance of companies comparable to the Company; or general economic conditions and trends and other external factors.
The Company intends to settle conversions by paying or delivering, as applicable, cash, common shares or a combination thereof on or about the second business day following the determination of the settlement amount. However, the settlement period may be longer for operational reasons outside of the Company’s control, including extended processing times by the Company’s service providers and/or the converting holder’s custodial platform.
Tax Risk
If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s shareholders, and the amount of income available for payment of the Company’s other liabilities.
Derivatives Risk
Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.
Counterparty Risk
The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.
Price Risk
Investors who buy shares at different times will likely pay different prices.
Non-U.S. Investing Risk
Investing in foreign entities or issuers with underlying non-U.S. assets may expose us to additional risks not typically associated with investing in U.S. entities and issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, the imposition of sanctions, tariffs, or other governmental restrictions, expropriation, imposition of foreign taxes, less liquid markets and less available
41

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the issuers in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
Global Risk
Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the enactment of trade tariffs, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.
Banking Risk
The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company’s underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such obligor may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).
4.
DERIVATIVE CONTRACTS

Forward Currency Contracts
The Company enters into forward currency contracts to manage its exposure to the foreign currencies in which certain investments are denominated. Risks associated with forward currency contracts include the potential inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates.
Warrants
The Company may receive warrants from issuers upon an investment in the debt or equity of an issuer. Warrants provide the Company with exposure to and potential gains upon equity appreciation of the issuer’s share price.
The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value declines. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will also decline. Furthermore, at expiration, if the price of the stock underlying the warrant does not exceed the warrant’s strike price, the warrant will expire worthless. As a result, the Company could potentially lose its entire investment in a warrant.
The Company is also exposed to counterparty risk, which arises from the potential failure of an issuer of warrants to settle exercised warrants. The maximum potential loss to the Company from counterparty risk is limited to the fair value of the contracts.
Volume of Derivative Activities
The Company considers the notional amounts, categorized by primary underlying risk, to be representative of the volume of its derivative activity during the nine months ended as of September 30, 2026:
42

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Amounts in millions
	Notional amounts
Primary Underlying Risk	Long Exposure	Short exposure
Foreign Exchange Risk
Forward Currency Contracts	$177.6	$11.9
Equity Price Risk
Warrants(1)	0.8	—

(1)
Notional amounts presented for warrants is based on the fair value warrants at September 30, 2026

Effect of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations
The following table presents the fair value amounts of derivative contracts included in the Consolidated Statement of Assets and Liabilities, categorized by type of contract, as of September 30, 2026. Balances are presented on a gross basis, prior to the application of counterparty and collateral netting. Additionally, the table identifies the realized and unrealized gain and loss amounts included in the Consolidated Statement of Operations, categorized by type of contract, for the nine months ended September 30, 2026:
Amounts in millions
Type of Contracts	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)
Forward Currency Contracts	$1.4	$(0.3)	$5.5	$1.5
Warrants	0.8	—	—	—
Offsetting of Assets and Liabilities
The Company is subject to master netting agreements with one counterparty. These agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at prearranged exposure levels.
The following table presents potential effects of netting arrangements for derivative contracts, by counterparty, as reported in the Consolidated Statement of Assets and Liabilities as of September 30, 2026:
Amounts in millions
Type of Contracts	Presented on the Consolidated Statement of Assets and Liabilities		Net Amount	Collateral (Received) Pledged	Aggregate Counterparty Exposure
	Derivative Assets	Derivative Liabilities
Counterparty 1	$1.4	$(0.3)	$1.1	$7.1	$8.2

5.
RELATED PARTY TRANSACTIONS

Investment Advisory Agreement
On June 6, 2014, the Company entered into an investment advisory agreement with the Adviser, which was amended and restated on May 16, 2017 (the “Advisory Agreement”). Pursuant to the terms of the Advisory Agreement, the Company pays the Adviser a management fee and an incentive fee for its services.
Management fee
The management fee is calculated at an annual rate equal to 1.75% of the Company’s “total equity base” and payable quarterly in arrears. “Total equity base” means the net asset value attributable to the common shares and the paid-in, or
43

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
stated, capital of the preferred shares. For the nine months ended September 30, 2026, the Company incurred a management fee of $11.4 million, with a payable balance of $3.7 million as of September 30, 2026.
Incentive fee
The incentive fee is calculated and payable quarterly, in arrears, based on the Company’s pre-incentive fee net investment income (“PNII”) for the immediately preceding calendar quarter, and is subject to a hurdle rate, expressed as a rate of return on the value of the Company’s net assets, equal to 2.00% per quarter (8.00% annualized), and a “catch-up” feature. For this purpose, PNII means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees the Company receives from an investment) accrued during the calendar quarter, minus the Company’s operating expenses for the quarter (including the management fee, expenses payable under the Administration Agreement (as defined below) and any interest expense and distributions paid on any issued and outstanding preferred shares or debt, but excluding the incentive fee). PNII includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment in-kind interest and zero coupon securities), accrued income that the Company has not yet received in cash. PNII excludes any realized or unrealized capital gains or losses. The portion of incentive fee that is attributable to deferred interest (such as payment-in-kind interest or original issue discount) will be paid to the Adviser, without interest, only if and to the extent the Company actually receives such deferred interest in cash, and any accrual thereof will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual.
The Company pays the Adviser an incentive fee with respect to the Company’s PNII in each calendar quarter as follows:
(1)
no incentive fee if the Company’s PNII does not exceed the hurdle rate of 2.00%;

(2)
100% of the Company’s PNII with respect to that portion of such PNII, if any, exceeding the hurdle rate but equal to or less than 2.50% (the “catch-up”)

(3)
20% of the amount of the Company’s PNII, if any, exceeding 2.50%

For the nine months ended September 30, 2026, the Company incurred an incentive fee of $17.9 million, with a payable balance of $15.2 million as of September 30, 2026.
Administration Agreement
On June 6, 2014, the Company entered into an administration agreement (the “Administration Agreement”) with the Administrator, an affiliate of the Adviser. Pursuant to the Administration Agreement, the Administrator provides a range of administrative services to the Company, including maintaining financial records, providing accounting services, calculating NAV, overseeing the preparation and filing of the Company’s tax returns, monitoring compliance with tax laws and regulations, assisting with audits conducted by an independent public accounting firm, managing the printing and disseminating reports to the Company’s shareholders, maintaining the Company’s website, supporting investor relations, overseeing the payment of the Company’s expenses, coordinating the performance of administrative and professional services rendered to the Company by third parties, and providing other administrative services as the Company may designate from time to time.
Payments under the Administration Agreement are equal to an amount based upon the Company’s allocable portion of the Administrator’s overhead incurred in performing its obligations under the Administration Agreement, including rent, compliance-related fees and expenses, and the Company’s allocable portion of the compensation of the Company’s chief compliance officer, chief financial officer, chief operating officer and   related support staff. The Company’s allocable portion of such compensation is based on an allocation of the time spent on the Company-related matters.
44

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Certain accounting and other administrative services were delegated by the Administrator to SS&C Technologies, Inc. (“SS&C”). To the extent the Administrator outsources any of its functions, the Company pays the fees on a direct basis, without profit to the Administrator.
The Administration Agreement may be terminated by the Company without penalty upon not less than sixty days’ written notice to the Administrator and by the Administrator upon not less than ninety days’ written notice to the Company. The Administration Agreement is approved by the Board on an annual basis.
For the nine months ended September 30, 2026, the Company was charged a total of $1.2 million in administration fees consisting of $0.7 million and $0.5 million, relating to services provided by the Administrator and SS&C, respectively, which are included in the Consolidated Statement of Operations and, of which $0.5 million was payable as of September 30, 2026.
Dealer Manager Agreement
On March 22, 2024, the Company entered into a dealer manager agreement (the “Dealer Manager Agreement”) with Eagle Point Securities LLC (the “Dealer Manager”), a registered broker-dealer and an affiliate of the Adviser, with respect to the offering of the Convertible Perpetual Preferred Shares. Pursuant to the terms of the Dealer Manager Agreement, the Dealer Manager acts as a distributor of the Convertible Perpetual Preferred Shares on a best-efforts basis, subject to various conditions. The Convertible Perpetual Preferred Shares have a public offering price of $25.00 per share (the “Convertible Perpetual Preferred Shares Liquidation Preference”), subject to certain reductions. Under the Dealer Manager Agreement, the Dealer Manager also provides certain marketing and wholesale services in consideration of its receipt of a dealer manager fee.
The Company pays the Dealer Manager a selling commission of up to 6.0% of the Convertible Perpetual Preferred Shares Liquidation Preference for each share of the Series AA Convertible Perpetual Preferred Shares sold and a dealer manager fee of up to 2.0% of the Convertible Perpetual Preferred Shares Liquidation Preference for each share of the Convertible Perpetual Preferred Shares sold. The Dealer Manager may reallow a portion or all of the selling commissions and/or the dealer manager fees to selling agents for selling the Convertible Perpetual Preferred Shares to customers. For the nine months ended September 30, 2026, the Company did not incur commissions under the Dealer Manager Agreement.
On April 11, 2025, the Company entered into an At Market Issuance Dealer Manager Agreement, or the “ATM Dealer Manager Agreement,” with the Dealer Manager. Pursuant to the ATM Dealer Manager Agreement, the Company may offer and sell its common shares and Preferred Shares from time to time through the Dealer Manager (including through any sub-placement agent chosen by the Dealer Manager). For the nine months ended September 30, 2026, the Company did not incur commissions under the ATM Dealer Manager Agreement.
Affiliated Ownership
As of September 30, 2026, the Adviser and senior investment team held an aggregate of 1.2% of the Company’s common shares, 0.2% of the Series C Term Preferred Shares and 0.02% of the Convertible Perpetual Preferred Shares. This represented 1.1% of the total outstanding voting shares of the Company as of September 30, 2026.
Joint Ventures
Senior Credit Corp 2022 LLC
On December 5, 2022, the Company (and certain other accounts managed by the Adviser) acquired unsecured notes and equity interests in a JV with a third-party internally-managed business development company (the “JV Partner”).
45

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
The JV, Senior Credit Corp 2022 LLC, invests in secured loans and equipment financings to growth-stage companies that have been originated by the JV Partner. As of September 30, 2026, the Company held 6.68% of the JV’s outstanding equity.
Steamboat Credit Opportunities I LLC
On February 4, 2026, the Company entered into an agreement with a third-party investment firm to form Steamboat Credit Opportunities I LLC (“Steamboat Credit”), a JV that invests in certain regulatory capital relief securities. Steamboat Credit may incur leverage from time to time to finance its investment activities and for other corporate purposes. The Administrator serves as the administrator to Steamboat Credit. The Company has committed to fund up to $210 million of capital into Steamboat Credit, representing 87.5% of the vehicle’s economic ownership. On February 4, 2026, the Company made an in-kind capital contribution of regulatory capital relief securities with a fair value of approximately $90.6 million into Steamboat Credit. Subsequently, the Company received a return of capital distribution of $11.3 million, representing the capital of the third-party investment firm. Please refer to “Affiliated Investments” for further details on Steamboat Credit for the nine months ended September 30, 2026.
Exemptive Relief
On July 18, 2025, the SEC issued an order granting the Company exemptive relief to co-invest in certain negotiated investments with affiliated investment funds managed by the Adviser, subject to certain conditions. Prior to July 18, 2025, the Company operated under exemptive relief from a previous order issued on March 17, 2015.
Affiliated Investments
The Company has investments that are considered affiliated investments, as defined under the 1940 Act. These represent investments in issuers where the Company and other funds managed by the Adviser or its affiliates collectively own 5% or more of the issuer’s outstanding voting securities.
The following investments were considered affiliated investments as of September 30, 2026:
Amounts in millions
Issuer	Investment Description	Interest Income	Dividend Income	Net Unrealized Appreciation (Depreciation) on Investments, Foreign Currency and Cash Equivalents	Fair Value	Funded Commitment	Unfunded Commitment
Delta Leasing SPV III, LLC	Senior Secured Note, 13.00% (due 07/18/2030)	$1.2	$—	$(0.0)	$12.3	$12.3	$5.2
Delta Financial Holdings LLC	Preferred Units	—	—	(0.0)	0.3	0.3	N/A
Delta Financial Holdings LLC	Common Units	—	—	—	0.0	0.0	N/A
Delta Leasing SPV III, LLC	Common Equity	—	—	(0.1)	0.5	0.0	N/A
Senior Credit Corp 2022 LLC	Senior Unsecured Note, 8.50% (due 12/05/2028)	0.4	—	—	6.9	6.9	N/A
Senior Credit Corp 2022 LLC	Common Equity	—	0.9	(0.1)	3.2	3.0	N/A
Steamboat Credit Opportunities I LLC	Common Units	4.4	—	(2.6)	76.8	79.3	130.7
Total(1)		$6.0	$0.9	$(2.8)	$100.0	$101.8	$135.9

(1)
Amounts may not foot due to rounding.

46

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
6.
COMMON SHARES

As of September 30, 2026, an unlimited number of common shares were authorized, of which 133,385,197 shares were issued and outstanding.
Pursuant to a prospectus supplement filed with the SEC on April 11, 2025, the Company launched an ATM offering to sell up to $500 million aggregate amount of its common shares.
For the nine months ended September 30, 2026, the following was issued in connection with the ATM offerings and DRIP:
Amounts in millions except share amounts
Security	Shares sold	Net Proceeds	Sales Agent Commissions
DRIP
Common Shares	934,123	$4.3	N/A
The Company announced on February 17, 2026, that its Board has authorized a program to repurchase up to $100 million of the Company’s common shares in the open market.
The repurchase program will remain in effect for one year, unless otherwise extended or earlier discontinued. The timing, manner, price and amount of any repurchases will depend on the Company’s common share price, market conditions, applicable legal requirements and other factors. The repurchase program does not require the Company to repurchase any common shares, and the program may be suspended, extended, modified or discontinued at any time. No repurchases have been made for the nine months ended September 30, 2026.
7.
PREFERRED SHARES

As of September 30, 2026, the following preferred shares were issued and outstanding:
	Mandatorily Redeemable Preferred Shares		Perpetual Preferred Shares
	Series C Term Preferred Shares	Series D Perpetual Preferred Shares	Series AA Convertible Perpetual Preferred Shares	Series AB Convertible Perpetual Preferred Shares
Shares Issued and Outstanding	1,788,117	4,218,232	5,811,793	266,076
Except as otherwise stated in the 1940 Act or the Company’s Declaration of Trust, each holder of a Preferred Share is entitled to one vote for each Preferred Share held on each matter submitted to a vote of the Company’s shareholders. The Company’s preferred and common shareholders vote together as a single class on all matters submitted to the Company’s shareholders, except that the Company’s preferred shareholders have the right to elect two trustees at all times. The remaining members of the Board are elected jointly by the Company’s preferred and common shareholders voting as a single class.
Mandatorily Redeemable Preferred Shares
The Company has accounted for its Term Preferred Shares as a liability under ASC 480 due to their mandatory redemption requirements. The Company has also elected the FVO under ASC 825 for each of its Term Preferred Shares issuances. Accordingly, the Term Preferred Shares are reflected as a liability at fair value in the Consolidated Statement of Assets and Liabilities.
47

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
The following table summarizes certain information as of and for nine months ended September 30, 2026, pertaining to the Term Preferred Shares:
Amounts in millions
					Change in fair value due to:
Security	Maturity Date(1)	Callable Date(2)	Liquidation Preference	Fair Value(3)	Market Risk(4)	Instrument- Specific Credit Risk(5)
Series C Term Preferred Shares	June 30, 2031	Callable	$44.7	$44.7	$1.0	$(1.4)

(1)
The date which the Company is required to redeem all outstanding Term Preferred Shares, at a redemption price of $25 per share (the “Liquidation Preference”), plus accumulated but unpaid dividends, if any.

(2)
The date which the Company may, at its sole option, redeem the outstanding Term Preferred Shares in whole or in part from time to time.

(3)
The Company has elected the FVO under ASC 825. Accordingly, the Term Preferred Shares are measured at fair value. Amounts are net of issuance premiums/discounts, if any.

(4)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Operations.

(5)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Comprehensive Income. The Company defines the change in fair value attributable to instrument-specific credit risk as the excess of the total change in fair value over the change in fair value attributable to changes in a base market rate, such as a U.S. treasury bond index with a similar maturity to the instrument being valued.

On January 30, 2026, the Company redeemed all of the outstanding shares of its Series F Term Preferred Stock. The Series F Term Preferred Stock was redeemed at a redemption price of $25, which totaled $62.2 million.
Perpetual Preferred Shares
The Company has accounted for its Series D Perpetual Preferred Shares and Convertible Perpetual Preferred Shares as temporary equity under ASC 480. Accordingly, the Perpetual Preferred Shares are reflected in the Consolidated Statement of Assets and Liabilities at its $25 per share liquidation preference, net of unamortized deferred issuance costs.
The following table summarizes certain information as of September 30, 2026, pertaining to the Perpetual Preferred Shares:
Amounts in millions
Security	Maturity Date(1)	Callable Date(2)	Liquidation Preference	Deferred Issuance Costs(3)	Carrying Value(3)
Series D Perpetual Preferred Shares	Perpetual	Callable	$105.5	$19.4	$86.0
Series AA Convertible Perpetual Preferred Shares	Perpetual	2 Years After Issuance	145.3	3.1	142.3
Series AB Convertible Perpetual Preferred Shares	Perpetual	2 Years After Issuance	6.7	0.0	6.6
Total			$257.5	$22.5	$234.9

(1)
The Perpetual Preferred Shares do not have a stated maturity date.

48

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
(2)
The date which the Company may, at its option, redeem the outstanding Perpetual Preferred Shares in whole or in part from time to time. At any time on or after two years a share of Convertible Perpetual Preferred Shares has been outstanding, the Company may, at its sole option, convert to common shares or redeem in cash the outstanding shares at the Convertible Perpetual Preferred Shares Liquidation Preference, plus accrued but unpaid dividends. Under a conversion, the conversion price will represent the arithmetic average of the volume weighted average price per share of the Company’s common shares over each of the five consecutive trading days ending on the date of the conversion (the “Conversion Price”).

(3)
The Perpetual Preferred Shares are recorded net of deferred issuance cost, which consists of fees and expenses incurred in connection with the issuance of the Perpetual Preferred Shares and net of issuance premiums/(discounts), if any. Deferred issuance cost is amortized into expense when it is probable the Perpetual Preferred Shares becomes redeemable in the future.

Shareholders of Series AA Convertible Perpetual Preferred Shares may elect to convert their Convertible Perpetual Preferred Shares at any time by delivering to the Company a notice of conversion, subject to a conversion fee of between 0% and 8%.
Shareholders of Series AB Convertible Perpetual Preferred Shares may elect to convert their Convertible Perpetual Preferred Shares at any time by delivering to the Company a notice of conversion, subject to a clawback provision of three full months of earned interest in the first year of ownership.
For the nine months ended September 30, 2026, 47,106 Series AA Convertible Perpetual Preferred Shares were converted by shareholders. As a result of the conversions, $1.1 million of carrying value was contributed to paid-in-capital and 273,977 common shares were issued.
For the nine months ended September 30, 2026, 57,576 Series AB Convertible Perpetual Preferred Shares were converted by shareholders. As a result of the conversions, $1.4 million of carrying value was contributed to paid-in-capital and 367,074 common shares were issued.
For the nine months ended September 30, 2026, 22,430 Convertible Perpetual Preferred Shares were redeemed by shareholders for cash. As a result of the cash redemption, $0.6 million in redemption proceeds were paid realizing a loss of $15,647 reflected in realized gain (loss) on redemption of Convertible Perpetual Preferred Shares on the Consolidated Statement of Operations.
The Company may elect to settle the Convertible Perpetual Preferred Shares shareholder optional conversions in either cash or shares at the Conversion Price.
The Company issued 6,402 Series AA Convertible Perpetual Preferred Shares under the Company’s Convertible Perpetual Preferred Shares distribution reinvestment plan for total net proceeds to the Company of $0.2 million.
The Company has consolidated the issuance date and CUSIP numbers for certain shares of Series AA Convertible Perpetual Preferred Shares and Series AB Convertible Perpetual Preferred Shares for enhanced operational efficiency. Further information is available in the prospectus supplement relating to the offering and on the Company’s website at www.eaglepointcreditcompany.com.
See Note 2 “Summary of Significant Accounting Policies, Temporary Equity,” for additional information relating to the outstanding Perpetual Preferred Shares.
ATM Program
Pursuant to a prospectus supplement filed with the SEC on April 11, 2025, the Company launched an ATM offering to sell up to 927,447 Series C Term Preferred Shares, 1,681,768 Series D Preferred Shares and 513,756 shares of Series F Term Preferred Stock, excluding amounts sold under the previous program.
49

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
For the nine months ended September 30, 2026, the Company did not sell Preferred Shares under the ATM program.
The Company has engaged a broker-dealer to repurchase opportunistically, on the Company’s behalf, the Company’s listed Preferred Shares through open market transactions. The price and other terms of any such repurchases will depend on prevailing market conditions, the Company’s liquidity and other factors. Depending on market conditions, the amount of Preferred Shares repurchases may be material. Any Preferred Shares repurchases will comply with the provisions of the 1940 Act and the Securities Exchange Act of 1934. The repurchase of any such Preferred Shares would reduce the Company’s outstanding leverage.
For the nine months ended September 30, 2026, the Company repurchased on the open market and subsequently retired 233,100 Series C Term Preferred Shares, representing $5.8 million in aggregate principal amount, for a total cost of $5.7 million, reflecting an approximate 1.9% discount to the Series C Term Preferred Shares’ principal amount. As a result of the repurchase and retirement of the Series C Term Preferred Shares, the Company recognized a $0.1 million realized gain on Preferred Shares and Unsecured Notes, which is reflected in the Consolidated Statement of Operations.
See Note 9 “Asset Coverage” for further discussion on the Company’s calculation of asset coverage with respect to its Preferred Shares.
8.
UNSECURED NOTES

The following table summarizes the Unsecured Notes outstanding as of and for the nine months ended September 30, 2026, and certain information associated with such Unsecured Notes:
Amounts in millions
					Change in fair value due to:
Security	Maturity Date(1)	Callable Date(2)	Principal Amount	Fair Value(3)	Market Risk(4)	Instrument- Specific Credit Risk(5)
Series 2029 Notes	January 31, 2029	Callable	$93.3	$89.2	$1.6	$(1.7)
Series 2030 Notes	June 30, 2030	June 30, 2027	115.0	114.8	5.3	(4.7)
Total			$208.3	$204.0	$6.9	$(6.4)

(1)
The date which the Company is required to redeem outstanding Unsecured Notes.

(2)
The date which the Company may, at its sole option, redeem the outstanding Unsecured Notes in whole or in part from time to time at the Company’s option.

(3)
The Company has elected the FVO under ASC 825. Accordingly, the Unsecured Notes are measured at fair value.

(4)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Operations.

(5)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Comprehensive Income. The Company defines the change in fair value attributable to instrument-specific credit risk as the excess of the total change in fair value over the change in fair value attributable to changes in a base market rate, such as a U.S. Treasury bond index with a similar maturity to the instrument being valued.

50

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
The Company has engaged a broker-dealer to repurchase opportunistically, on the Company’s behalf, a portion of the Company’s Unsecured Notes through open market transactions. The price and other terms of any such repurchases will depend on prevailing market conditions, the Company’s liquidity and other factors. Depending on market conditions, the amount of Unsecured Note repurchases may be material. Any Unsecured Note repurchases will comply with the provisions of the 1940 Act and the Securities Exchange Act of 1934. Upon repurchase, the Company intends to retire the Unsecured Notes reducing the Company’s outstanding leverage.
For the nine months ended September 30, 2026, the Company repurchased on the open market and subsequently retired $0.7 million in aggregate principal amount of the Series 2028 Notes for a total cost approximating par value. As a result of the repurchase and retirement of the Series 2028 Notes, the Company recognized a $246 realized gain on Preferred Shares and Unsecured Notes, which is reflected in the Consolidated Statement of Operations.
For the nine months ended September 30, 2026, the Company repurchased on the open market and subsequently retired $1.5 million in aggregate principal amount of the Series 2031 Notes for a total cost approximating par value. As a result of the repurchase and retirement of the Series 2031 Notes, the Company recognized a $1,425 realized gain on Preferred Shares and Unsecured Notes, which is reflected in the Consolidated Statement of Operations.
On May 8, 2026, the Company redeemed all of the outstanding principal amount of its Series 2028 Notes and 2031 Notes for redemption proceeds before interest of $31.7 million and $37.7 million, respectively.
See Note 9 “Asset Coverage” for further discussion on the Company’s calculation of asset coverage with respect to its Unsecured Notes.
9.
ASSET COVERAGE

Under the provisions of the 1940 Act, the Company is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Company satisfies certain asset coverage requirements.
With respect to senior securities that are stocks, such as the Preferred Shares, the Company is required to have asset coverage of at least 200%, as measured at the time of issuance of any such senior securities that are stocks and calculated as the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Company’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of senior securities that are stocks.
With respect to senior securities representing indebtedness, such as the Unsecured Notes or any bank borrowings (other than temporary borrowings as defined under the 1940 Act), the Company is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Company’s outstanding senior securities representing indebtedness.
If the Company’s asset coverage declines below 300% (or 200%, as applicable), the Company would be prohibited under the 1940 Act from incurring additional debt or issuing additional preferred stock and from declaring certain distributions to its shareholders. In addition, the terms of the Preferred Shares and the Unsecured Notes require the Company to redeem the Preferred Shares and/or a certain principal amount of the Unsecured Notes if such failure to maintain the applicable asset coverage is not cured by a certain date.
51

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
The following table summarizes the Company’s asset coverage with respect to its Preferred Shares and Unsecured Notes, as of September 30, 2026, and as of December 31, 2025:
Asset Coverage of Preferred Shares and Debt Securities
amounts in millions	As of September 30, 2026	As of December 31, 2025
Total assets	$1,095.4	$1,394.9
Less liabilities and indebtedness not represented by senior securities	(55.9)	(22.2)
Net total assets and liabilities	$1,039.5	$1,372.7
Preferred Shares	$302.1	$373.1
Unsecured Notes	208.3	279.9
Total Preferred Shares and Unsecured Notes	$510.4	$653.0
Asset coverage of preferred shares(1)	204%	210%
Asset coverage of debt securities(2)	499%	490%

(1)
The asset coverage of preferred shares is calculated in accordance with section 18(h) of the 1940 Act, as generally described above.

(2)
The asset coverage ratio of debt securities is calculated in accordance with section 18(h) of the 1940 Act, as generally described above.

10.
COMMITMENTS AND CONTINGENCIES

The Company is not currently subject to any material legal proceedings. From time to time, the Company may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Company’s rights under contracts. While the outcome of these legal proceedings cannot be predicted with certainty, the Company does not expect these proceedings will have a material effect upon its financial condition or results of operations.
As of September 30, 2026, the Company had total unfunded investment commitments of $243.3 million arising from certain ABS, CFO equity, equity securities, loans and notes, preferred stock and rated feeder fund equity investments. As of September 30, 2026, the Company had recorded $0.1 million in liabilities at fair value for these unfunded investment commitments.
11.
INDEMNIFICATIONS

Under the Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, during the normal course of business, the Company enters into contracts containing a variety of representations which provide general indemnifications. The Company’s maximum exposure under these agreements cannot be known; however, the Company expects any risk of loss to be remote.
12.
SUBSEQUENT EVENTS

On October 30, 2026, the Company paid a monthly distribution of $0.06 per share of its common shares, a monthly distribution of $0.135417 per share of its Series C Term Preferred Shares, a monthly distribution of $0.140625 per share of its Series D Perpetual Preferred Shares, and a monthly distribution of $0.145834 per share of its Convertible Perpetual Preferred Shares to holders of record as of October 13, 2026.
52

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2026
(Unaudited)
Management’s unaudited estimate of the range of the Company’s NAV per common share as of October 31, 2026, was between $3.73 and $3.83.
For the period from October 1, 2026 to October 31, 2026, the Company repurchased and subsequently retired 21,541 Series C Term Preferred Shares and $9.7 million in liquidation preference of the Series 2029 Notes for total net proceeds of $10.0 million.
Management of the Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of release of this report. Management has determined there are no events in addition to those described above which would require adjustment to or disclosure in the consolidated financial statements and related notes through the date of release of this report.
53

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Financial Highlights
(Unaudited)
Per Share Data	For the nine months ended September 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Net asset value at beginning of period	$5.70	$8.38	$9.21	$9.07	$13.39
Net investment income(1)(2)	0.68	0.98	1.10	1.36	1.53
Perpetual Preferred Share distributions(2)	(0.04)	(0.06)	(0.04)	(0.03)	(0.04)
Convertible Perpetual Preferred Shares distributions and amortization of offering costs(2)	(0.10)	(0.09)	(0.01)	—	—
Net realized gain (loss) and change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(2)(3)	(1.34)	(1.65)	(0.31)	0.48	(4.39)
Forward currency contracts(2)	0.05	(0.10)	0.06	(0.02)	—
Retirement of Preferred Shares and Unsecured Notes	—	—	—	—	—
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option(2)	0.03	(0.13)	0.06	(0.05)	0.69
Net income (loss) and net increase (decrease) in net assets resulting from operations(2)	(0.72)	(1.05)	0.86	1.74	(2.21)
Common shares distributions from net investment income(4)	(0.78)	(0.76)	(1.82)	(1.86)	(2.37)
Common shares distributions from net realized gains on investments(4)	—	—	—	—	—
Common shares distributions from tax return of capital(4)	—	(0.92)	(0.10)	—	—
Total common shares distributions declared to shareholders(4)	(0.78)	(1.68)	(1.92)	(1.86)	(2.37)
Common shares distributions based on weighted average shares impact(5)	0.00	0.00	0.01	—	(0.13)
Total common shares distributions	(0.78)	(1.68)	(1.91)	(1.86)	(2.50)
Effect of other comprehensive income(2)(6)	(0.03)	0.01	(0.08)	(0.09)	0.15
Effect of paid-in capital contribution(2)	—	—	—	—	—
Effect of shares issued(7)	—	0.06	0.36	0.39	0.32
Effect of underwriting discounts, commissions and offering expenses associated with shares issued(7)	—	(0.02)	(0.07)	(0.06)	(0.08)
Effect of shares issued in accordance with the Company’s dividend reinvestment plan	(0.00)	0.00	0.01	0.02	—
Net effect of shares issued	(0.00)	0.04	0.30	0.35	0.24
Net asset value at end of period	$4.17	$5.70	$8.38	$9.21	$9.07
Per share market value at beginning of period	$5.76	$8.88	$9.50	$10.12	$14.00
Per share market value at end of period	$3.46	$5.76	$8.88	$9.50	$10.12
Total return based on market value(8)	(27.45)%	(17.97)%	14.66%	18.92%	(11.60)%
Common shares outstanding at end of period	133,385,197	131,810,023	111,835,004	76,948,138	55,045,981
Ratios and Supplemental Data:
Net asset value at end of period	$555,986,159	$750,936,050	$936,867,759	$708,343,567	$499,265,764
Ratio of expenses to average net assets(9)(10)	12.00%	9.21%	8.58%	8.51%	9.94%
Ratio of net investment income to average net assets(9)(10)	20.12%	13.73%	12.45%	14.73%	13.80%
Portfolio turnover rate(11)	31.58%	41.12%	37.13%	19.79%	30.19%
Asset coverage for preferred shares	204%	210%	263%	371%	286%
Asset coverage for debt securities	499%	490%	506%	551%	423%
See accompanying footnotes to the financial highlights on the following page.
54

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Financial Highlights
(Unaudited)
Per Share Data	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Net asset value at beginning of period	$11.18	$10.59	$12.40	$16.77	$17.48
Net investment income(1)(2)	1.31	1.15	1.34	1.59	1.88
Perpetual Preferred Share distributions(2)	—	—	—	—	—
Convertible Perpetual Preferred Shares distributions and amortization of offering costs(2)	—	—	—	—	—
Net realized gain (loss) and change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(2)(3)	2.65	0.49	(1.29)	(3.92)	0.12
Forward currency contracts(2)	—	—	—	—	—
Retirement of Preferred Shares and Unsecured Notes	—	—	—	—	—
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option(2)	(0.02)	0.01	(0.08)	0.06	—
Net income (loss) and net increase (decrease) in net assets resulting from operations(2)	3.94	1.65	(0.03)	(2.27)	2.00
Common shares distributions from net investment income(4)	(1.64)	(0.26)	(1.40)	(1.51)	(2.60)
Common shares distributions from net realized gains on investments(4)	—	—	—	—	—
Common shares distributions from tax return of capital(4)	—	(1.06)	(1.00)	(0.89)	(0.05)
Total common shares distributions declared to shareholders(4)	(1.64)	(1.32)	(2.40)	(2.40)	(2.65)
Common shares distributions based on weighted average shares impact(5)	(0.04)	0.02	—	0.01	—
Total common shares distributions	(1.68)	(1.30)	(2.40)	(2.39)	(2.65)
Effect of other comprehensive income(2)(6)	(0.08)	0.05	(0.10)	0.06	—
Effect of paid-in capital contribution(2)	—	—	—	0.06	—
Effect of shares issued(7)	0.06	0.20	0.77	0.29	0.27
Effect of underwriting discounts, commissions and offering expenses associated with shares issued(7)	(0.03)	(0.02)	(0.07)	(0.12)	(0.11)
Effect of shares issued in accordance with the Company’s dividend reinvestment plan	—	0.01	0.02	—	0.02
Net effect of shares issued	0.03	0.19	0.72	0.17	0.18
Net asset value at end of period	$13.39	$11.18	$10.59	$12.40	$16.77
Per share market value at beginning of period	$10.09	$14.61	$14.21	$18.81	$16.71
Per share market value at end of period	$14.00	$10.09	$14.61	$14.21	$18.81
Total return based on market value(8)	51.60%	(19.76)%	20.15%	(13.33)%	29.45%
Common shares outstanding at end of period	37,526,810	32,354,890	28,632,119	23,153,319	18,798,815
Ratios and Supplemental Data:
Net asset value at end of period	$502,304,335	$361,660,688	$303,272,860	$287,127,842	$315,256,439
Ratio of expenses to average net assets(9)(10)	9.71%	10.56%	10.00%	9.85%	10.43%
Ratio of net investment income to average net assets(9)(10)	9.90%	13.44%	10.64%	9.76%	10.77%
Portfolio turnover rate(11)	51.56%	52.80%	34.83%	40.91%	41.16%
Asset coverage for preferred shares	313%	354%	279%	246%	268%
Asset coverage for debt securities	534%	534%	476%	477%	537%
See accompanying footnotes to the financial highlights on the following page.
55

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Consolidated Financial Highlights
(Unaudited)
Footnotes to the Financial Highlights:
(1)
Per share distributions paid to Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Shares preferred shareholders and Series F Term Preferred Stock, and the aggregate amount of amortized deferred issuance costs and share issuance premiums associated with the Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Shares and Series F Term Preferred Stock are reflected in net investment income, and totaled ($0.02) and ($0.00) per share of common shares, respectively, for the nine months ended September 30, 2026, ($0.07) and ($0.00) per share of common shares, respectively, for the year ended December 31, 2025, ($0.08) and ($0.00) per share of common shares, respectively, for the year ended December 31, 2024, ($0.05) and ($0.00) per share of common shares, respectively, for the year ended December 31, 2023, ($0.08) and ($0.00) per share of common shares, respectively, for the year ended December 31, 2022, ($0.16) and ($0.01) per share of common shares, respectively, for the year ended December 31, 2021, ($0.12) and ($0.01) per share of common shares, respectively, for the year ended December 31, 2020, ($0.25) and ($0.02) per share of common shares, respectively, for the year ended December 31, 2019, ($0.33) and ($0.02) per share of common shares, respectively, for the year ended December 31, 2018, and ($0.40) and ($0.02) per share of common shares, respectively, for the year ended December 31, 2017.

(2)
Per share amounts are based on weighted average of common shares outstanding for the period.

(3)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents includes a balancing figure to reconcile to the change in net asset value (“NAV”) per share at the end of each period. The amount per share may not agree with the change in the aggregate net realized gain (loss) and change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents for the period because of the timing of issuance of the Company’s common shares in relation to fluctuating market values for the portfolio.

(4)
The information provided is based on estimates available at each respective period. The Company’s final taxable income and the actual amount required to be distributed will be finally determined when the Company files its final tax returns and may vary from these estimates. The year ended December 31, 2022 includes a special distribution of $0.50 per share of common shares paid on January 24, 2023 to shareholders of record on December 23, 2022. The year ended December 31, 2021 includes a special distribution of $0.50 per share of common shares paid on January 24, 2022 to shareholders of record on December 23, 2021.

(5)
Represents the difference between the per share amount distributed to common shareholders of record and the per share amount distributed based on the weighted average of common shares outstanding for the period.

(6)
Effect of other comprehensive income is related to income/(loss) deemed attributable to instrument specific credit risk derived from changes in fair value associated with liabilities valued under the fair value option (ASC 825.)

(7)
Represents the effect per share of the Company’s ATM offerings, follow-on offerings and initial public offering. Effect of shares issued reflect the excess of offering price over management’s estimated NAV per share at the time of each respective offering.

(8)
Total return based on market value is calculated assuming the Company’s common shares were purchased at the market price as of the beginning of the period, and distributions paid to common shareholders during the period were reinvested at prices obtained by the Company’s dividend reinvestment plan, and the total number of shares were sold at the closing market price per share on the last day of the period. Total return does not reflect any sales load. Total return for the nine months ended September 30, 2026 is not annualized.

(9)
Ratios for the nine months ended September 30, 2026 are annualized. Ratios for the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018 reflect the portion of incentive fee voluntarily waived by the Adviser of 0.06%, 0.03%, 0.06%, 0.03% and 0.09% of average net assets, respectively. Ratios for the years ended December 31, 2024, December 31, 2022, December 31, 2021 include excise tax of 0.03%, 0.41% and 0.49% of average net assets, respectively. Ratios for the year ended December 31, 2023 include excise tax refund of -0.12%.

(10)
Ratios for the nine months ended September 30, 2026 are annualized. Ratios for the nine months ended September 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017, include interest expense on the Company’s Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Shares, Series F Term Preferred Stock and the Unsecured Notes of 3.32%, 3.08%, 2.15%, 2.28%, 2.83%, 3.24%, 3.97%, 4.18%, 4.16% and 4.20% of average net assets, respectively. Ratios do not include distribution and amortization of offering cost on the Series D Perpetual Preferred Shares, Series AA Convertible Perpetual Preferred Shares and Series AB Convertible Perpetual Preferred Shares for the nine months ended September 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021 of 4.08%, 2.17%, 0.61%. 0.31%, 0.37% and 0.03%, respectively, of average net assets.

(11)
The portfolio turnover rate is calculated as the lesser of total investment purchases executed during the period or the total investment sales executed during the period and repayments of principal, divided by the average fair value of investments for the same period.

56

September 30, 2026 Consolidated Financial Statements | Eagle Point Credit Company
Eagle Point Credit Company & Subsidiaries
Supplemental Information
Class	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit(1)	Involuntary Liquidating Preference Per Unit(2)	Average Market Value Per Unit(3)
For the nine months ended September 30, 2026
Preferred Shares	$302,105,439	$50.92	$25	$22.86
Unsecured Notes	$208,250,000	$4,991.70	N/A	$24.65
For the year ended December 31, 2025
Preferred Shares	$373,106,809	$52.55	$25	$22.88
Unsecured Notes	$279,900,875	$4,904.03	N/A	$24.15
For the year ended December 31, 2024
Preferred Shares	$264,232,758	$65.74	$25	$22.51
Unsecured Notes	$285,523,800	$5,062.81	N/A	$23.50
For the year ended December 31, 2023
Preferred Shares	$83,223,700	$92.65	$25	$21.04
Unsecured Notes	$170,523,800	$5,514.93	N/A	$22.51
For the year ended December 31, 2022
Preferred Shares	$81,587,250	$71.47	$25	$23.25
Unsecured Notes	$170,523,800	$4,226.70	N/A	$23.67
For the year ended December 31, 2021
Preferred Shares	$98,130,500	$78.16	$25	$25.48
Unsecured Notes	$138,584,775	$5,339.86	N/A	$25.58
For the year ended December 31, 2020
Preferred Shares	$47,862,425	$88.39	$25	$24.25
Unsecured Notes	$93,734,775	$5,340.98	N/A	$23.93
For the year ended December 31, 2019
Preferred Shares	$69,843,150	$69.71	$25	$26.04
Unsecured Notes	$98,902,675	$4,757.42	N/A	$25.47
For the year ended December 31, 2018
Preferred Shares	$92,568,150	$61.55	$25	$25.78
Unsecured Notes	$98,902,675	$4,766.23	N/A	$25.08
For the year ended December 31, 2017
Preferred Shares	$92,139,600	$66.97	$25	$25.75
Unsecured Notes	$91,623,750	$5,372.28	N/A	$25.96

(1)
The asset coverage per unit figure is the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Shares and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred shares (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.

(2)
The involuntary liquidating preference per unit is the amount to which a share of Preferred Shares would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)
The average market value per unit is calculated by taking the average of the closing price (or $25 principal value for unlisted securities) for each of (a) a share of the Preferred Shares (NYSE: ECCA, ECCB, ECCC, ECCF, ECC PRD; Unlisted: ECC AA, ECC AB) and (b) for each $25 principal amount of the Unsecured Notes (NYSE: ECCU, ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was outstanding. A $25 market value was assumed for unlisted securities.

57

EAGLE POINT
CREDIT COMPANY

Eagle Point Credit Management LLC

600 Steamboat Road, Suite 202
Greenwich, CT 06830
(203) 340-8560

Investment Adviser

Eagle Point Credit Management LLC
600 Steamboat Road, Suite 202
Greenwich, CT 06830

Transfer Agent, Registrar, Dividend Disbursement and Shareholder Servicing Agent for Common Shares and Series C and Series D Preferred Shares

Equiniti Trust Company, LLC
P.O. Box 500
Newark, NJ 07101
(800) 937-5449

Transfer Agent, Registrar, Dividend Disbursement and Shareholder Servicing Agent for Series AA and Series AB Convertible Perpetual Preferred Shares

Computershare Trust Company, N.A.
P.O. Box 43007
Providence, RI 02940
(800) 373-6374

www.EaglePointCreditCompany.com

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Eagle Point and Eagle Point Credit are registered trademarks of Eagle Point Credit Management LLC